UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JUNE 30, 2014

VP Balanced Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVBIX	5.50%	15.80%	13.13%	6.80%	7.34%	5/1/91
Blended index(2)	—	5.90%	16.24%	13.32%	6.93%	8.60%(3)	—
S&P 500 Index	—	7.14%	24.61%	18.82%	7.78%	9.63%(3)	—
Barclays U.S. Aggregate Bond Index	—	3.93%	4.37%	4.85%	4.93%	6.36%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)
The blended index combines monthly returns of two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays U.S. Aggregate Bond Index.

(3)	Since April 30, 1991, the date nearest the Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I 0.91%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

JUNE 30, 2014
Top Ten Common Stocks	% of net assets
Apple, Inc.	2.5%
Johnson & Johnson	1.5%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
Pfizer, Inc.	1.1%
Intel Corp.	1.1%
Merck & Co., Inc.	1.0%
Exxon Mobil Corp.	1.0%
Oracle Corp.	1.0%
QUALCOMM, Inc.	0.9%

Top Five Common Stocks Industries	% of net assets
Pharmaceuticals	5.2%
Technology Hardware, Storage and Peripherals	4.1%
Oil, Gas and Consumable Fuels	3.8%
Insurance	3.0%
Aerospace and Defense	3.0%

Key Fixed-Income Portfolio Statistics
Average Duration (effective)	4.8 years
Weighted Average Life	6.6 years

Types of Investments in Portfolio	% of net assets
Common Stocks	59.9%
Corporate Bonds	11.6%
U.S. Government Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Securities	10.0%
Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	1.9%
Asset-Backed Securities	1.3%
Sovereign Governments and Agencies	0.5%
Municipal Securities	0.5%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.1%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1)1/1/14 - 6/30/14	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,055.00	$4.59	0.90%
Hypothetical
Class I	$1,000	$1,020.33	$4.51	0.90%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 59.9%
AEROSPACE AND DEFENSE — 3.0%
Boeing Co. (The)	7,907	$1,006,008
Honeywell International, Inc.	9,973	926,990
Lockheed Martin Corp.	4,765	765,878
Northrop Grumman Corp.	4,471	534,866
Raytheon Co.	9,225	851,006
		4,084,748
AIR FREIGHT AND LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	5,117	525,311
AIRLINES — 0.9%
Delta Air Lines, Inc.	9,655	373,841
Southwest Airlines Co.	29,337	787,992
		1,161,833
AUTO COMPONENTS — 1.6%
Delphi Automotive plc	9,710	667,465
Gentex Corp.	963	28,014
Johnson Controls, Inc.	15,820	789,892
Magna International, Inc.	6,013	647,901
		2,133,272
BANKS — 2.0%
Bank of America Corp.	79,620	1,223,759
Citigroup, Inc.	2,418	113,888
JPMorgan Chase & Co.	15,577	897,547
Wells Fargo & Co.	9,919	521,343
		2,756,537
BEVERAGES — 0.6%
Coca-Cola Co. (The)	1,559	66,039
Dr Pepper Snapple Group, Inc.	12,032	704,835
PepsiCo, Inc.	402	35,915
		806,789
BIOTECHNOLOGY — 1.7%
Amgen, Inc.	8,500	1,006,145
Biogen Idec, Inc.(1)	3,153	994,172
United Therapeutics Corp.(1)	3,877	343,076
		2,343,393
CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc.(1)	1,390	285,506
Franklin Resources, Inc.	12,650	731,676
Stifel Financial Corp.(1)	3,804	180,120
Waddell & Reed Financial, Inc., Class A	4,780	299,180
		1,496,482

	Shares/ Principal Amount	Value
CHEMICALS — 2.3%
Ashland, Inc.	2,782	$302,515
Cabot Corp.	809	46,914
Dow Chemical Co. (The)	19,944	1,026,318
Eastman Chemical Co.	7,437	649,622
NewMarket Corp.	341	133,709
Olin Corp.	4,013	108,030
PPG Industries, Inc.	2,146	450,982
Scotts Miracle-Gro Co. (The), Class A	4,378	248,933
Sigma-Aldrich Corp.	1,016	103,104
		3,070,127
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	2,030	118,917
COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	50,342	1,250,999
QUALCOMM, Inc.	15,803	1,251,597
		2,502,596
CONSUMER FINANCE — 0.5%
Cash America International, Inc.	13,520	600,694
Portfolio Recovery Associates, Inc.(1)	1,459	86,854
		687,548
CONTAINERS AND PACKAGING — 0.7%
Ball Corp.	7,507	470,539
Sonoco Products Co.	12,340	542,096
		1,012,635
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc., Class B(1)	3,201	405,118
Moody's Corp.	510	44,707
MSCI, Inc., Class A(1)	3,509	160,888
Voya Financial, Inc.	11,352	412,532
		1,023,245
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	42,316	1,496,294
Verizon Communications, Inc.	31,308	1,531,900
		3,028,194
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	12,204	809,857
Rockwell Automation, Inc.	3,700	463,092
		1,272,949
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	9,086	561,878
ENERGY EQUIPMENT AND SERVICES — 1.6%
Baker Hughes, Inc.	12,870	958,171
RPC, Inc.	7,389	173,568
Schlumberger Ltd.	9,166	1,081,130
		2,212,869

	Shares/ Principal Amount	Value
FOOD AND STAPLES RETAILING — 0.1%
Walgreen Co.	1,664	$123,352
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	19,006	838,355
Hormel Foods Corp.	1,791	88,386
Ingredion, Inc.	3,361	252,209
Kellogg Co.	10,795	709,232
Pilgrim's Pride Corp.(1)	14,803	405,010
Tyson Foods, Inc., Class A	17,282	648,766
		2,941,958
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Becton Dickinson and Co.	5,747	679,870
C.R. Bard, Inc.	2,508	358,669
Covidien plc	307	27,685
Medtronic, Inc.	15,180	967,877
St. Jude Medical, Inc.	10,044	695,547
Stryker Corp.	8,453	712,757
		3,442,405
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Cardinal Health, Inc.	1,816	124,505
HOTELS, RESTAURANTS AND LEISURE — 0.4%
Bally Technologies, Inc.(1)	3,890	255,651
Wyndham Worldwide Corp.	3,178	240,638
		496,289
HOUSEHOLD DURABLES — 0.4%
Newell Rubbermaid, Inc.	10,436	323,412
NVR, Inc.(1)	125	143,825
Whirlpool Corp.	230	32,020
		499,257
HOUSEHOLD PRODUCTS — 1.4%
Energizer Holdings, Inc.	6,174	753,413
Kimberly-Clark Corp.	7,402	823,251
Procter & Gamble Co. (The)	4,470	351,297
		1,927,961
INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	5,518	434,432
General Electric Co.	22,785	598,790
		1,033,222
INSURANCE — 3.0%
Allstate Corp. (The)	8,736	512,978
American International Group, Inc.	16,423	896,367
Amtrust Financial Services, Inc.	11,238	469,861
Aspen Insurance Holdings Ltd.	10,435	473,958
Everest Re Group Ltd.	2,663	427,385
Hanover Insurance Group, Inc. (The)	1,600	101,040
Old Republic International Corp.	28,106	464,873

	Shares/ Principal Amount	Value
RenaissanceRe Holdings Ltd.	6,538	$699,566
Travelers Cos., Inc. (The)	738	69,424
		4,115,452
INTERNET AND CATALOG RETAIL — 0.2%
Expedia, Inc.	2,382	187,606
HSN, Inc.	511	30,272
		217,878
INTERNET SOFTWARE AND SERVICES — 1.1%
eBay, Inc.(1)	13,743	687,975
Google, Inc., Class A(1)	213	124,535
Google, Inc., Class C(1)	1,284	738,659
		1,551,169
IT SERVICES — 1.0%
Amdocs Ltd.	5,757	266,722
International Business Machines Corp.	6,194	1,122,786
		1,389,508
LEISURE PRODUCTS — 0.5%
Hasbro, Inc.	11,861	629,226
MACHINERY — 1.4%
Caterpillar, Inc.	8,611	935,758
Dover Corp.	4,501	409,366
Snap-On, Inc.	4,052	480,243
Valmont Industries, Inc.	633	96,184
		1,921,551
MEDIA — 1.2%
John Wiley & Sons, Inc., Class A	2,167	131,298
Time Warner, Inc.	7,048	495,122
Walt Disney Co. (The)	12,101	1,037,540
		1,663,960
METALS AND MINING†
Compass Minerals International, Inc.	387	37,051
MULTI-UTILITIES — 0.5%
Wisconsin Energy Corp.	13,490	632,951
MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A	4,972	579,785
Macy's, Inc.	12,292	713,182
		1,292,967
OIL, GAS AND CONSUMABLE FUELS — 3.8%
Chevron Corp.	3,543	462,539
Encana Corp.	25,736	610,201
EOG Resources, Inc.	6,518	761,693
Exxon Mobil Corp.	13,578	1,367,033
Gran Tierra Energy, Inc.(1)	23,135	187,856
Occidental Petroleum Corp.	9,752	1,000,848
Valero Energy Corp.	13,642	683,464
		5,073,634

	Shares/ Principal Amount	Value
PHARMACEUTICALS — 5.2%
AbbVie, Inc.	19,193	$1,083,253
Eli Lilly & Co.	15,030	934,415
Johnson & Johnson	19,672	2,058,085
Merck & Co., Inc.	24,036	1,390,483
Pfizer, Inc.	50,321	1,493,527
		6,959,763
PROFESSIONAL SERVICES — 0.2%
Manpowergroup, Inc.	2,477	210,173
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
Host Hotels & Resorts, Inc.	23,416	515,386
Potlatch Corp.	404	16,726
PS Business Parks, Inc.	319	26,633
		558,745
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.8%
Broadcom Corp., Class A	19,334	717,678
Intel Corp.	46,157	1,426,251
Texas Instruments, Inc.	5,648	269,918
		2,413,847
SOFTWARE — 2.4%
CA, Inc.	7,285	209,371
Intuit, Inc.	1,838	148,014
Microsoft Corp.	29,336	1,223,311
Oracle Corp.	33,028	1,338,625
Synopsys, Inc.(1)	8,521	330,785
		3,250,106
SPECIALTY RETAIL — 0.6%
AutoZone, Inc.(1)	44	23,595
GameStop Corp., Class A	14,721	595,759
PetSmart, Inc.	3,244	193,991
		813,345
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 4.1%
Apple, Inc.	36,210	3,364,995
EMC Corp.	31,738	835,979
Hewlett-Packard Co.	28,002	943,108
Seagate Technology plc	3,489	198,245
Western Digital Corp.	2,527	233,242
		5,575,569
TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
Deckers Outdoor Corp.(1)	534	46,100
Hanesbrands, Inc.	8,846	870,801
		916,901
THRIFTS AND MORTGAGE FINANCE — 0.2%
EverBank Financial Corp.	10,832	218,373
TOTAL COMMON STOCKS (Cost $60,648,356)		80,830,441

	Shares/ Principal Amount	Value
CORPORATE BONDS — 11.6%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	$40,000	$43,866
L-3 Communications Corp., 3.95%, 5/28/24	20,000	20,182
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	33,139
Raytheon Co., 2.50%, 12/15/22	30,000	28,848
United Technologies Corp., 5.70%, 4/15/40	30,000	36,902
United Technologies Corp., 4.50%, 6/1/42	10,000	10,497
		173,434
AUTOMOBILES — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)	10,000	10,062
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,335
Ford Motor Co., 4.75%, 1/15/43	10,000	10,131
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	90,000	100,198
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	58,765
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	30,000	31,050
		230,541
BANKS — 1.4%
Bank of America Corp., 4.50%, 4/1/15	10,000	10,300
Bank of America Corp., 3.75%, 7/12/16	60,000	63,144
Bank of America Corp., 6.50%, 8/1/16	50,000	55,443
Bank of America Corp., 5.75%, 12/1/17	50,000	56,502
Bank of America Corp., 5.70%, 1/24/22	40,000	46,351
Bank of America Corp., 4.10%, 7/24/23	30,000	31,178
Bank of America Corp., MTN, 4.00%, 4/1/24	20,000	20,473
Bank of America Corp., MTN, 5.00%, 1/21/44	10,000	10,632
Bank of America N.A., 5.30%, 3/15/17	240,000	264,092
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	31,147
BB&T Corp., MTN, 3.20%, 3/15/16	30,000	31,211
BB&T Corp., MTN, 2.05%, 6/19/18	20,000	20,236
Capital One Financial Corp., 2.15%, 3/23/15	20,000	20,246
Capital One Financial Corp., 1.00%, 11/6/15	20,000	20,060
Citigroup, Inc., 4.45%, 1/10/17	30,000	32,349
Citigroup, Inc., 5.50%, 2/15/17	20,000	22,006
Citigroup, Inc., 1.75%, 5/1/18	90,000	89,476
Citigroup, Inc., 4.50%, 1/14/22	90,000	97,785
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,515
Citigroup, Inc., 3.875%, 10/25/23	50,000	51,284
Citigroup, Inc., 3.75%, 6/16/24	70,000	70,299
Citigroup, Inc., 6.68%, 9/13/43	10,000	12,474
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	80,000	84,844
Fifth Third Bancorp, 4.30%, 1/16/24	20,000	20,872
JPMorgan Chase & Co., 6.00%, 1/15/18	105,000	120,290
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	66,214
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	40,234
JPMorgan Chase & Co., 3.625%, 5/13/24	50,000	50,274

	Shares/ Principal Amount	Value
KeyCorp, MTN, 2.30%, 12/13/18	$40,000	$40,503
KFW, 2.00%, 6/1/16	60,000	61,743
KFW, 2.00%, 10/4/22	50,000	48,293
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	40,000	43,874
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	31,699
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,536
U.S. Bancorp, 3.44%, 2/1/16	30,000	31,255
U.S. Bancorp, MTN, 3.00%, 3/15/22	20,000	20,234
U.S. Bancorp, MTN, 2.95%, 7/15/22	10,000	9,860
Wells Fargo & Co., 3.68%, 6/15/16	30,000	31,672
Wells Fargo & Co., 4.125%, 8/15/23	50,000	52,010
Wells Fargo & Co., MTN, 4.60%, 4/1/21	50,000	55,695
Wells Fargo & Co., MTN, 4.10%, 6/3/26	30,000	30,400
		1,928,705
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	61,825
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	46,229
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	70,000	67,162
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	40,958
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	10,000	10,345
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	20,000	20,733
		247,252
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	40,000	41,020
Amgen, Inc., 4.10%, 6/15/21	20,000	21,543
Amgen, Inc., 5.375%, 5/15/43	40,000	44,231
Celgene Corp., 3.25%, 8/15/22	20,000	19,981
Celgene Corp., 3.625%, 5/15/24	10,000	10,038
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	43,969
		180,782
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	20,000	21,114
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	100,000	115,360
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	32,922
		169,396
CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22	40,000	40,400
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,563
Dow Chemical Co. (The), 4.25%, 11/15/20	20,000	21,799
Eastman Chemical Co., 2.40%, 6/1/17	10,000	10,301
Eastman Chemical Co., 3.60%, 8/15/22	30,000	30,801
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,934
Mosaic Co. (The), 4.25%, 11/15/23	20,000	21,142
Mosaic Co. (The), 5.625%, 11/15/43	20,000	22,838
		200,778

	Shares/ Principal Amount	Value
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	$40,000	$41,450
Covanta Holding Corp., 5.875%, 3/1/24	30,000	31,163
Pitney Bowes, Inc., 4.625%, 3/15/24	20,000	20,715
Republic Services, Inc., 3.55%, 6/1/22	50,000	51,751
		145,079
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	30,000	29,363
Apple, Inc., 2.85%, 5/6/21	30,000	30,296
Apple, Inc., 2.40%, 5/3/23	40,000	37,841
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	60,000	60,312
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	24,461
		182,273
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	30,000	30,843
CONSUMER FINANCE — 0.3%
American Express Co., 1.55%, 5/22/18	20,000	19,952
American Express Credit Corp., 1.30%, 7/29/16	40,000	40,350
CIT Group, Inc., 4.25%, 8/15/17	80,000	83,650
CIT Group, Inc., 5.00%, 8/15/22	20,000	20,775
Equifax, Inc., 3.30%, 12/15/22	30,000	29,417
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(2)	70,000	72,275
John Deere Capital Corp., MTN, 3.15%, 10/15/21	20,000	20,534
PNC Bank N.A., 6.00%, 12/7/17	80,000	91,688
		378,641
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	30,000	32,137
Ball Corp., 4.00%, 11/15/23	30,000	28,725
Rock-Tenn Co., 3.50%, 3/1/20	20,000	20,603
Rock-Tenn Co., 4.00%, 3/1/23	40,000	41,099
		122,564
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	10,000	9,848
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,255
Johns Hopkins University, 4.08%, 7/1/53	10,000	9,877
		38,980
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Ally Financial, Inc., 2.75%, 1/30/17	50,000	50,687
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	62,005
General Electric Capital Corp., MTN, 5.625%, 9/15/17	150,000	169,903
General Electric Capital Corp., MTN, 6.00%, 8/7/19	120,000	142,284
General Electric Capital Corp., MTN, 4.65%, 10/17/21	20,000	22,266
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	40,000	40,686
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	180,000	185,602
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	34,754
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	50,000	51,011

	Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	$40,000	$48,022
Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44(3)	10,000	9,951
HSBC Holdings plc, 5.10%, 4/5/21	20,000	22,749
HSBC Holdings plc, 4.00%, 3/30/22	20,000	21,303
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	30,000	30,413
Morgan Stanley, 5.75%, 1/25/21	20,000	23,256
Morgan Stanley, 5.00%, 11/24/25	110,000	117,659
Morgan Stanley, MTN, 6.625%, 4/1/18	90,000	105,285
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	92,109
UBS AG (Stamford Branch), 5.875%, 12/20/17	100,000	114,287
		1,344,232
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc., 2.625%, 12/1/22	50,000	47,972
AT&T, Inc., 6.55%, 2/15/39	42,000	52,152
AT&T, Inc., 4.30%, 12/15/42	40,000	38,008
AT&T, Inc., 4.80%, 6/15/44	20,000	20,527
British Telecommunications plc, 5.95%, 1/15/18	40,000	45,783
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	32,850
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	20,529
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	35,602
Frontier Communications Corp., 8.25%, 4/15/17	20,000	23,325
Orange SA, 4.125%, 9/14/21	40,000	43,004
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	46,100
Telecom Italia Capital SA, 6.00%, 9/30/34	20,000	20,150
Telefonica Emisiones SAU, 5.88%, 7/15/19	60,000	69,630
Verizon Communications, Inc., 3.65%, 9/14/18	90,000	96,198
Verizon Communications, Inc., 4.50%, 9/15/20	20,000	22,026
Verizon Communications, Inc., 5.15%, 9/15/23	60,000	67,234
Verizon Communications, Inc., 6.40%, 9/15/33	60,000	73,616
Verizon Communications, Inc., 5.05%, 3/15/34	40,000	42,765
Verizon Communications, Inc., 7.35%, 4/1/39	20,000	26,747
Verizon Communications, Inc., 4.75%, 11/1/41	20,000	20,226
Verizon Communications, Inc., 6.55%, 9/15/43	40,000	50,439
Windstream Corp., 7.875%, 11/1/17	20,000	23,125
		918,008
ELECTRICAL EQUIPMENT†
Belden, Inc., 5.25%, 7/15/24(2)	20,000	20,250
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	79,538
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,925
		90,463
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16	30,000	31,233
Ensco plc, 4.70%, 3/15/21	40,000	43,621
Schlumberger Investment SA, 3.65%, 12/1/23	40,000	41,656

	Shares/ Principal Amount	Value
Transocean, Inc., 2.50%, 10/15/17	$20,000	$20,437
Transocean, Inc., 6.50%, 11/15/20	30,000	34,737
Transocean, Inc., 6.375%, 12/15/21	10,000	11,581
Weatherford International Ltd., 4.50%, 4/15/22	20,000	21,289
		204,554
FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22	35,000	33,851
Delhaize Group SA, 4.125%, 4/10/19	30,000	31,533
Delhaize Group SA, 5.70%, 10/1/40	10,000	10,687
Kroger Co. (The), 6.40%, 8/15/17	50,000	57,313
Kroger Co. (The), 3.30%, 1/15/21	30,000	30,747
Wal-Mart Stores, Inc., 2.55%, 4/11/23	10,000	9,641
Wal-Mart Stores, Inc., 5.875%, 4/5/27	138,000	171,026
Walgreen Co., 1.80%, 9/15/17	20,000	20,211
Walgreen Co., 3.10%, 9/15/22	40,000	39,348
		404,357
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	50,000	53,322
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	21,427
Mondelez International, Inc., 4.00%, 2/1/24	30,000	31,117
Mondelez International, Inc., 6.50%, 2/9/40	14,000	17,962
Tyson Foods, Inc., 4.50%, 6/15/22	40,000	41,996
		165,824
GAS UTILITIES — 0.7%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	60,000	64,500
El Paso Corp., 7.25%, 6/1/18	20,000	22,875
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	30,000	35,286
Enable Midstream Partners LP, 3.90%, 5/15/24(2)	30,000	29,979
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	34,996
Enbridge, Inc., 4.50%, 6/10/44	20,000	19,785
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	34,800
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	42,338
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	29,763
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	23,932
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	20,581
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	34,653
Enterprise Products Operating LLC, 4.85%, 3/15/44	30,000	31,020
Enterprise Products Operating LLC, 5.10%, 2/15/45	20,000	21,395
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	22,846
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	20,000	20,453
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	59,092
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	47,579
Magellan Midstream Partners LP, 5.15%, 10/15/43	10,000	10,981
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	10,000	10,900

	Shares/ Principal Amount	Value
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	$11,000	$11,935
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	20,000	20,500
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	40,000	41,357
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	39,509
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	40,000	39,950
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	28,997
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	19,264
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	10,120
Williams Partners LP, 4.125%, 11/15/20	30,000	32,026
Williams Partners LP, 5.40%, 3/4/44	40,000	43,003
		904,415
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	10,000	9,932
Medtronic, Inc., 2.75%, 4/1/23	20,000	19,365
		29,297
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	29,019
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	30,000	31,538
Express Scripts Holding Co., 2.65%, 2/15/17	90,000	93,548
Express Scripts Holding Co., 7.25%, 6/15/19	35,000	42,941
HCA, Inc., 3.75%, 3/15/19	60,000	60,675
HCA, Inc., 7.25%, 9/15/20	30,000	32,175
NYU Hospitals Center, 4.43%, 7/1/42	20,000	18,814
UnitedHealth Group, Inc., 2.875%, 3/15/23	20,000	19,646
UnitedHealth Group, Inc., 4.25%, 3/15/43	20,000	19,589
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	33,562
WellPoint, Inc., 3.125%, 5/15/22	30,000	29,993
		411,500
HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,650
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,392
		42,042
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	40,000	41,100
Lennar Corp., 4.75%, 12/15/17	30,000	31,875
Lennar Corp., 4.50%, 6/15/19	30,000	30,787
MDC Holdings, Inc., 5.50%, 1/15/24	20,000	20,878
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	34,725
		159,365
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(2)	10,000	10,300
General Electric Co., 5.25%, 12/6/17	70,000	79,026
General Electric Co., 2.70%, 10/9/22	70,000	68,833
General Electric Co., 4.125%, 10/9/42	30,000	29,697
		187,856

	Shares/ Principal Amount	Value
INSURANCE — 0.5%
Allstate Corp. (The), 4.50%, 6/15/43	$10,000	$10,387
Allstate Corp. (The), VRN, 5.75%, 8/15/23	20,000	21,519
American International Group, Inc., 6.40%, 12/15/20	40,000	48,347
American International Group, Inc., 4.875%, 6/1/22	40,000	44,595
American International Group, Inc., MTN, 5.85%, 1/16/18	50,000	57,119
American International Group, Inc., VRN, 8.18%, 5/15/38	10,000	13,825
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	33,074
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	20,000	20,135
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	51,668
Genworth Holdings, Inc., 7.20%, 2/15/21	20,000	24,396
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	40,000	45,537
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	10,000	12,125
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	20,000	21,901
Lincoln National Corp., 6.25%, 2/15/20	40,000	47,545
Markel Corp., 4.90%, 7/1/22	40,000	43,881
Markel Corp., 3.625%, 3/30/23	10,000	9,990
MetLife, Inc., 4.125%, 8/13/42	20,000	19,508
MetLife, Inc., 4.875%, 11/13/43	10,000	10,837
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,965
Prudential Financial, Inc., 5.625%, 5/12/41	20,000	23,378
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	10,000	11,479
Travelers Cos., Inc. (The), 4.60%, 8/1/43	20,000	21,141
Voya Financial, Inc., 5.50%, 7/15/22	40,000	45,866
Voya Financial, Inc., 5.70%, 7/15/43	20,000	23,484
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,509
		693,211
INTERNET SOFTWARE AND SERVICES†
Netflix, Inc., 5.375%, 2/1/21	30,000	31,575
Netflix, Inc., 5.75%, 3/1/24(2)	10,000	10,500
		42,075
IT SERVICES†
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	21,049
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	19,704
Xerox Corp., 2.95%, 3/15/17	10,000	10,444
		51,197
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	26,006
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	40,000	41,889
		67,895
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	39,808
Deere & Co., 5.375%, 10/16/29	60,000	71,780
Oshkosh Corp., 5.375%, 3/1/22(2)	50,000	51,750
		163,338

	Shares/ Principal Amount	Value
MEDIA — 0.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	$30,000	$29,573
21st Century Fox America, Inc., 6.90%, 8/15/39	30,000	39,315
CBS Corp., 4.85%, 7/1/42	10,000	9,945
Comcast Corp., 5.90%, 3/15/16	74,000	80,589
Comcast Corp., 6.40%, 5/15/38	70,000	89,745
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	40,000	44,698
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	30,000	31,880
Discovery Communications LLC, 5.625%, 8/15/19	25,000	28,657
Discovery Communications LLC, 3.25%, 4/1/23	20,000	19,658
DISH DBS Corp., 7.125%, 2/1/16	10,000	10,838
Embarq Corp., 8.00%, 6/1/36	10,000	10,975
Gannett Co., Inc., 5.125%, 7/15/20(2)	37,000	38,156
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,603
Lamar Media Corp., 5.375%, 1/15/24(2)	30,000	31,200
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,910
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	66,281
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	19,890
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	20,000	20,250
Qwest Corp., 7.50%, 10/1/14	60,000	61,018
SBA Telecommunications, Inc., 8.25%, 8/15/19	19,000	19,940
Time Warner Cable, Inc., 6.75%, 7/1/18	20,000	23,685
Time Warner Cable, Inc., 5.50%, 9/1/41	10,000	11,210
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	19,512
Time Warner, Inc., 4.70%, 1/15/21	30,000	33,253
Time Warner, Inc., 7.70%, 5/1/32	40,000	55,629
Time Warner, Inc., 5.375%, 10/15/41	20,000	21,783
Time Warner, Inc., 5.35%, 12/15/43	20,000	21,804
Viacom, Inc., 4.50%, 3/1/21	30,000	32,777
Viacom, Inc., 3.125%, 6/15/22	30,000	29,847
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	28,954
		974,575
METALS AND MINING — 0.2%
ArcelorMittal, 5.75%, 8/5/20	30,000	32,362
Barrick Gold Corp., 4.10%, 5/1/23	20,000	19,943
Barrick North America Finance LLC, 4.40%, 5/30/21	40,000	41,895
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	10,379
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	20,000	21,601
Newmont Mining Corp., 6.25%, 10/1/39	10,000	10,529
Southern Copper Corp., 5.25%, 11/8/42	10,000	9,237
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	32,775
Steel Dynamics, Inc., 7.625%, 3/15/20	20,000	21,500
Vale Overseas Ltd., 5.625%, 9/15/19	55,000	62,115
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	21,577
Vale SA, 5.625%, 9/11/42	10,000	9,847
		293,760

	Shares/ Principal Amount	Value
MULTI-UTILITIES — 0.7%
Calpine Corp., 7.875%, 7/31/20(2)	$50,000	$54,500
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,219
CMS Energy Corp., 4.25%, 9/30/15	20,000	20,839
CMS Energy Corp., 8.75%, 6/15/19	40,000	51,614
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	19,119
Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	36,110
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,022
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,298
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	68,444
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	21,048
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	20,000	21,710
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,281
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,934
Duke Energy Florida, Inc., 6.35%, 9/15/37	20,000	26,672
Edison International, 3.75%, 9/15/17	40,000	42,706
Exelon Generation Co. LLC, 5.20%, 10/1/19	40,000	45,133
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,908
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,857
FirstEnergy Corp., 2.75%, 3/15/18	20,000	20,255
FirstEnergy Corp., 4.25%, 3/15/23	40,000	39,888
Florida Power Corp., 3.85%, 11/15/42	20,000	19,049
Georgia Power Co., 4.30%, 3/15/42	10,000	10,054
Ipalco Enterprises, Inc., 5.00%, 5/1/18	40,000	42,900
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	20,000	20,421
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	44,131
Nisource Finance Corp., 4.45%, 12/1/21	10,000	10,776
Nisource Finance Corp., 5.65%, 2/1/45	20,000	22,566
PacifiCorp, 6.00%, 1/15/39	20,000	25,314
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	20,631
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,084
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	11,030
Sempra Energy, 6.50%, 6/1/16	30,000	33,160
Sempra Energy, 2.875%, 10/1/22	40,000	39,268
Southern Power Co., 5.15%, 9/15/41	10,000	11,112
Virginia Electric and Power Co., 3.45%, 2/15/24	30,000	30,733
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	10,787
		952,573
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	30,000	31,350
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	20,000	21,223
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	30,000	29,892
Target Corp., 4.00%, 7/1/42	40,000	37,833
		120,298
OIL, GAS AND CONSUMABLE FUELS — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	20,000	21,450

	Shares/ Principal Amount	Value
Anadarko Petroleum Corp., 5.95%, 9/15/16	$10,000	$11,081
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	25,550
Apache Corp., 4.75%, 4/15/43	20,000	21,005
BP Capital Markets plc, 4.50%, 10/1/20	30,000	33,233
Chesapeake Energy Corp., 4.875%, 4/15/22	30,000	31,088
Chevron Corp., 2.43%, 6/24/20	10,000	10,151
Cimarex Energy Co., 4.375%, 6/1/24	20,000	20,450
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	30,804
Concho Resources, Inc., 7.00%, 1/15/21	50,000	55,125
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	13,719
Continental Resources, Inc., 5.00%, 9/15/22	40,000	43,550
Continental Resources, Inc., 4.90%, 6/1/44(2)	20,000	20,711
Denbury Resources, Inc., 4.625%, 7/15/23	30,000	29,256
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,356
Devon Energy Corp., 5.60%, 7/15/41	10,000	11,598
EOG Resources, Inc., 5.625%, 6/1/19	40,000	46,574
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,805
Hess Corp., 6.00%, 1/15/40	20,000	24,160
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,339
Newfield Exploration Co., 6.875%, 2/1/20	50,000	53,250
Noble Energy, Inc., 4.15%, 12/15/21	50,000	53,819
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	11,825
Petro-Canada, 6.80%, 5/15/38	40,000	53,046
Petrobras Global Finance BV, 5.625%, 5/20/43	20,000	18,200
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	50,000	53,565
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	30,000	31,417
Petroleos Mexicanos, 3.125%, 1/23/19(2)	10,000	10,370
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	45,960
Petroleos Mexicanos, 4.875%, 1/24/22	10,000	10,843
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,790
Phillips 66, 4.30%, 4/1/22	50,000	54,000
Pioneer Natural Resources Co., 3.95%, 7/15/22	10,000	10,515
Plains Exploration & Production Co., 6.875%, 2/15/23	19,000	22,325
Range Resources Corp., 6.75%, 8/1/20	30,000	32,400
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,289
Shell International Finance BV, 3.625%, 8/21/42	15,000	13,709
Shell International Finance BV, 4.55%, 8/12/43	20,000	21,044
Statoil ASA, 2.45%, 1/17/23	40,000	38,446
Statoil ASA, 3.95%, 5/15/43	10,000	9,672
Statoil ASA, 4.80%, 11/8/43	10,000	11,049
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	20,000	21,400
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	30,000	32,775
Talisman Energy, Inc., 7.75%, 6/1/19	20,000	24,797
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,439
Total Capital SA, 2.125%, 8/10/18	20,000	20,333

	Shares/ Principal Amount	Value
Whiting Petroleum Corp., 5.00%, 3/15/19	$30,000	$31,725
		1,258,008
PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	20,000	20,614
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	60,000	69,337
International Paper Co., 6.00%, 11/15/41	20,000	23,614
		113,565
PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,287
AbbVie, Inc., 2.90%, 11/6/22	20,000	19,366
Actavis Funding SCS, 3.85%, 6/15/24(2)	20,000	20,246
Actavis, Inc., 1.875%, 10/1/17	40,000	40,382
Actavis, Inc., 3.25%, 10/1/22	30,000	29,491
Actavis, Inc., 4.625%, 10/1/42	10,000	9,858
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,303
Forest Laboratories, Inc., 4.875%, 2/15/21(2)	60,000	65,596
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	34,591
Merck & Co., Inc., 2.40%, 9/15/22	70,000	67,594
Mylan, Inc., 5.40%, 11/29/43	10,000	10,791
Roche Holdings, Inc., 6.00%, 3/1/19(2)	27,000	31,749
Roche Holdings, Inc., 7.00%, 3/1/39(2)	10,000	14,242
Sanofi, 4.00%, 3/29/21	21,000	22,768
		435,264
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	22,311
American Tower Corp., 4.70%, 3/15/22	20,000	21,470
DDR Corp., 4.75%, 4/15/18	50,000	54,458
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,301
Essex Portfolio LP, 3.375%, 1/15/23(2)	10,000	9,873
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,775
HCP, Inc., 3.75%, 2/1/16	30,000	31,366
Health Care REIT, Inc., 2.25%, 3/15/18	10,000	10,161
Health Care REIT, Inc., 3.75%, 3/15/23	20,000	20,089
Hospitality Properties Trust, 4.65%, 3/15/24	60,000	62,958
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	19,847
Kilroy Realty LP, 3.80%, 1/15/23	40,000	40,403
Senior Housing Properties Trust, 4.75%, 5/1/24	30,000	30,706
Simon Property Group LP, 5.75%, 12/1/15	30,000	31,811
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	10,000	10,325
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	30,000	32,924
		438,778
ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	40,939
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	10,855
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	49,828
CSX Corp., 4.25%, 6/1/21	20,000	21,845

	Shares/ Principal Amount	Value
CSX Corp., 3.70%, 11/1/23	$30,000	$30,939
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	11,428
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	41,061
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	10,000	10,245
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,824
Union Pacific Corp., 4.75%, 9/15/41	30,000	32,754
		271,718
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	30,000	30,028
SOFTWARE — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	30,000	32,400
Intuit, Inc., 5.75%, 3/15/17	75,000	83,780
Oracle Corp., 2.50%, 10/15/22	45,000	43,109
Oracle Corp., 3.625%, 7/15/23	30,000	30,950
Oracle Corp., 3.40%, 7/8/24(3)	30,000	29,932
		220,171
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	50,233
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	35,000	38,062
United Rentals North America, Inc., 5.75%, 7/15/18	50,000	53,125
		141,420
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21	50,000	53,563
Seagate HDD Cayman, 4.75%, 6/1/23(2)	40,000	40,500
		94,063
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	40,000	43,450
L Brands, Inc., 6.90%, 7/15/17	20,000	22,800
PVH Corp., 4.50%, 12/15/22	30,000	29,700
		95,950
TOBACCO — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	70,000	67,639
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	43,458
		111,097
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	10,000	13,878
Sprint Communications, 6.00%, 12/1/16	30,000	32,738
Sprint Communications, 9.00%, 11/15/18(2)	40,000	48,600
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	42,200
Vodafone Group plc, 5.625%, 2/27/17	50,000	55,667
		193,083
TOTAL CORPORATE BONDS (Cost $14,952,053)		15,673,498

	Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 11.4%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.9%
FHLMC, VRN, 1.76%, 7/15/14	$43,134	$43,772
FHLMC, VRN, 1.84%, 7/15/14	88,851	90,345
FHLMC, VRN, 1.97%, 7/15/14	58,837	60,217
FHLMC, VRN, 1.98%, 7/15/14	69,412	70,852
FHLMC, VRN, 2.08%, 7/15/14	126,416	127,544
FHLMC, VRN, 2.26%, 7/15/14	62,848	66,837
FHLMC, VRN, 2.36%, 7/15/14	113,129	113,227
FHLMC, VRN, 2.375%, 7/15/14	155,812	166,448
FHLMC, VRN, 2.40%, 7/15/14	31,277	33,453
FHLMC, VRN, 2.45%, 7/15/14	25,291	26,975
FHLMC, VRN, 2.57%, 7/15/14	28,657	29,908
FHLMC, VRN, 2.87%, 7/15/14	20,390	20,978
FHLMC, VRN, 3.24%, 7/15/14	23,667	25,301
FHLMC, VRN, 3.29%, 7/15/14	56,990	60,030
FHLMC, VRN, 3.80%, 7/15/14	32,483	34,201
FHLMC, VRN, 4.05%, 7/15/14	38,095	40,279
FHLMC, VRN, 4.33%, 7/15/14	52,114	55,009
FHLMC, VRN, 4.52%, 7/15/14	85,786	89,801
FHLMC, VRN, 5.12%, 7/15/14	33,352	35,746
FHLMC, VRN, 5.37%, 7/15/14	29,444	31,492
FHLMC, VRN, 5.78%, 7/15/14	62,851	66,953
FHLMC, VRN, 5.95%, 7/15/14	63,301	67,085
FHLMC, VRN, 6.12%, 7/15/14	36,242	38,784
FNMA, VRN, 1.90%, 7/25/14	80,047	85,270
FNMA, VRN, 1.92%, 7/25/14	158,031	166,684
FNMA, VRN, 1.94%, 7/25/14	105,734	113,058
FNMA, VRN, 1.94%, 7/25/14	92,702	97,937
FNMA, VRN, 1.94%, 7/25/14	179,741	191,706
FNMA, VRN, 1.94%, 7/25/14	87,989	94,384
FNMA, VRN, 2.31%, 7/25/14	23,117	24,678
FNMA, VRN, 2.32%, 7/25/14	72,608	77,573
FNMA, VRN, 2.70%, 7/25/14	74,867	76,544
FNMA, VRN, 3.34%, 7/25/14	41,678	43,273
FNMA, VRN, 3.36%, 7/25/14	28,162	30,257
FNMA, VRN, 3.77%, 7/25/14	61,667	65,064
FNMA, VRN, 3.92%, 7/25/14	43,662	46,070
FNMA, VRN, 3.93%, 7/25/14	20,656	22,020
FNMA, VRN, 5.30%, 7/25/14	39,472	42,490
		2,572,245
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.5%
FHLMC, 6.50%, 6/1/16	9,162	9,513
FHLMC, 6.50%, 6/1/16	10,447	10,775
FHLMC, 4.50%, 1/1/19	96,771	102,640
FHLMC, 6.50%, 1/1/28	5,917	6,717

	Shares/ Principal Amount	Value
FHLMC, 6.50%, 6/1/29	$5,929	$6,686
FHLMC, 8.00%, 7/1/30	6,077	7,214
FHLMC, 5.50%, 12/1/33	181,826	206,122
FHLMC, 5.50%, 1/1/38	38,904	43,404
FHLMC, 6.00%, 8/1/38	25,216	28,417
FHLMC, 4.00%, 4/1/41	238,819	253,983
FHLMC, 6.50%, 7/1/47	6,770	7,383
FNMA, 4.50%, 5/1/19	41,672	44,272
FNMA, 4.50%, 5/1/19	58,993	62,672
FNMA, 6.50%, 1/1/28	5,057	5,709
FNMA, 6.50%, 1/1/29	13,778	15,666
FNMA, 7.50%, 7/1/29	35,651	40,605
FNMA, 7.50%, 9/1/30	6,317	7,606
FNMA, 6.625%, 11/15/30	330,000	465,825
FNMA, 5.00%, 7/1/31	218,079	244,792
FNMA, 6.50%, 1/1/32	17,696	20,226
FNMA, 5.50%, 6/1/33	49,744	56,123
FNMA, 5.50%, 8/1/33	108,507	121,776
FNMA, 5.00%, 11/1/33	285,189	318,368
FNMA, 5.50%, 1/1/34	90,091	101,297
FNMA, 5.00%, 4/1/35	246,511	274,256
FNMA, 4.50%, 9/1/35	160,453	173,777
FNMA, 5.00%, 2/1/36	246,026	273,586
FNMA, 5.50%, 1/1/37	183,549	205,562
FNMA, 5.50%, 2/1/37	46,491	51,985
FNMA, 6.00%, 7/1/37	293,265	330,254
FNMA, 6.50%, 8/1/37	67,178	74,336
FNMA, 5.00%, 4/1/40	376,508	418,835
FNMA, 5.00%, 6/1/40	294,283	327,193
FNMA, 3.50%, 1/1/41	648,166	667,699
FNMA, 4.00%, 1/1/41	844,132	898,938
FNMA, 4.50%, 1/1/41	313,211	340,091
FNMA, 4.50%, 2/1/41	243,749	264,186
FNMA, 4.00%, 5/1/41	226,639	240,737
FNMA, 5.00%, 6/1/41	326,256	362,416
FNMA, 4.50%, 7/1/41	278,019	303,024
FNMA, 4.50%, 9/1/41	73,272	79,472
FNMA, 4.50%, 9/1/41	797,027	864,715
FNMA, 4.00%, 12/1/41	334,901	356,134
FNMA, 4.00%, 1/1/42	94,664	100,666
FNMA, 4.00%, 1/1/42	385,553	409,536
FNMA, 4.00%, 3/1/42	275,138	292,567
FNMA, 3.50%, 5/1/42	605,779	624,035
FNMA, 3.50%, 6/1/42	134,988	139,105
FNMA, 3.50%, 9/1/42	408,195	420,496
FNMA, 6.50%, 8/1/47	12,941	14,212

	Shares/ Principal Amount	Value
FNMA, 6.50%, 8/1/47	$10,830	$11,878
FNMA, 6.50%, 9/1/47	4,936	5,417
FNMA, 6.50%, 9/1/47	7,168	7,858
FNMA, 6.50%, 9/1/47	1,916	2,100
FNMA, 6.50%, 9/1/47	36,365	39,863
FNMA, 6.50%, 9/1/47	1,366	1,498
GNMA, 7.00%, 4/20/26	18,701	21,426
GNMA, 7.50%, 8/15/26	11,450	13,469
GNMA, 7.00%, 2/15/28	4,394	4,483
GNMA, 7.50%, 2/15/28	4,382	4,509
GNMA, 6.50%, 5/15/28	1,021	1,161
GNMA, 6.50%, 5/15/28	2,376	2,710
GNMA, 7.00%, 12/15/28	6,222	6,502
GNMA, 7.00%, 5/15/31	36,420	43,023
GNMA, 5.50%, 11/15/32	96,034	107,841
GNMA, 4.50%, 1/15/40	121,951	133,305
GNMA, 4.00%, 1/20/41	528,044	566,106
GNMA, 4.50%, 5/20/41	292,611	320,363
GNMA, 4.50%, 6/15/41	122,515	133,939
GNMA, 4.00%, 12/15/41	513,415	548,901
GNMA, 3.50%, 7/20/42	182,277	190,076
		12,862,032
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES (Cost $14,954,854)		15,434,277
U.S. TREASURY SECURITIES — 10.0%
U.S. Treasury Bonds, 5.50%, 8/15/28	20,000	26,145
U.S. Treasury Bonds, 5.25%, 2/15/29	320,000	409,900
U.S. Treasury Bonds, 5.375%, 2/15/31	400,000	524,719
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	609,689
U.S. Treasury Bonds, 4.375%, 5/15/41	210,000	252,049
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	48,371
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	579,110
U.S. Treasury Bonds, 2.875%, 5/15/43	50,000	45,602
U.S. Treasury Notes, 2.25%, 1/31/15	500,000	506,367
U.S. Treasury Notes, 0.25%, 5/31/15	1,900,000	1,902,487
U.S. Treasury Notes, 1.875%, 6/30/15	300,000	305,174
U.S. Treasury Notes, 0.375%, 11/15/15(5)	400,000	400,930
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	406,508
U.S. Treasury Notes, 0.375%, 1/15/16	900,000	901,442
U.S. Treasury Notes, 0.625%, 12/15/16	500,000	499,707
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	730,816
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	297,070
U.S. Treasury Notes, 1.875%, 10/31/17	200,000	205,547
U.S. Treasury Notes, 0.875%, 1/31/18	650,000	643,805
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	89,449
U.S. Treasury Notes, 1.375%, 7/31/18	1,930,000	1,932,563
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	699,071

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.25%, 10/31/18	$400,000	$396,875
U.S. Treasury Notes, 1.25%, 11/30/18	500,000	495,469
U.S. Treasury Notes, 1.75%, 5/15/23	590,000	558,587
TOTAL U.S. TREASURY SECURITIES (Cost $13,328,187)		13,467,452
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	11,563	12,194
Adjustable Rate Mortgage Trust 2004-4, Series 2004-4, Class 4A1, VRN, 2.52%, 7/1/14	76,789	77,251
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	115,543	91,655
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.73%, 7/1/14	24,461	24,802
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	11,102	11,406
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.64%, 7/1/14	81,339	81,656
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	34,205	35,936
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 7/1/14	99,095	99,612
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 7/1/14	26,884	26,857
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,847	3,794
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 7/1/14	120,725	121,108
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.14%, 7/1/14	31,500	31,162
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 7/1/14	72,031	72,431
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.64%, 7/1/14	68,262	68,518
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.59%, 7/1/14	29,043	29,119
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 7/1/14	69,494	70,295
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 7/1/14	40,921	41,892
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.59%, 7/1/14	21,775	22,078
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 7/1/14	46,698	47,538
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/14(2)	39,238	38,876
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 7/1/14	105,928	108,500
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	20,091	21,223
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.14%, 7/25/14	41,757	41,592
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 7/1/14	89,835	88,963

	Shares/ Principal Amount	Value
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.62%, 7/1/14	$23,098	$23,458
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/14	34,348	34,730
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/14(2)	66,498	69,152
Thornburg Mortgage Securities Trust 2004-3, Series 2004-3, Class A, VRN, 0.89%, 7/25/14	40,584	39,588
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.79%, 7/1/14	13,836	13,993
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 7/1/14	48,872	50,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/14	60,420	61,756
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	44,157	45,620
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	63,628	65,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	79,317	83,797
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 7/1/14	146,478	149,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 7/1/14	100,233	101,751
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 7/1/14	21,317	22,064
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.61%, 7/1/14	37,307	38,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 7/1/14	42,486	43,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 7/1/14	31,719	32,668
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 7/1/14	107,545	109,075
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	58,120	61,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	37,653	39,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	34,060	34,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	41,701	43,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	18,196	18,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	6,919	7,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 7/1/14	34,316	34,683
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	83,176	87,946
		2,581,225
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	136,218	148,150
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	300,000	300,128
		448,278
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,016,398)		3,029,503

	Shares/ Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/14	$96,189	$100,165
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/14	25,000	26,352
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	250,000	248,240
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	175,000	174,044
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 7/15/14(2)	150,000	150,354
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	134,147
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/14	100,000	100,898
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/14	50,000	50,865
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	90,107	92,090
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	188,227	192,152
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	200,000	207,623
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/14(2)	275,000	274,900
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	53,812
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	81,329
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	9,143	9,459
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/14	25,000	25,399
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/14	100,000	104,180
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/14	105,000	110,872
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	254,014	256,499
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	179,559	180,064
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,570,475)		2,573,444
ASSET-BACKED SECURITIES(4) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	100,000	101,307
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 7/7/14(2)	150,000	150,172
CNH Equipment Trust 2014-B, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	175,000	175,014
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 7/15/14	125,000	125,208
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	75,000	75,020
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 7/15/14	250,000	250,059

	Shares/ Principal Amount	Value
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 7/12/14(2)	$175,000	$175,150
Hilton Grand Vacations Trust 2013-A, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	59,541	60,367
Hilton Grand Vacations Trust 2014-A, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	150,000	150,160
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	225,000	225,083
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	100,000	100,237
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	96,667	98,312
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	20,000	20,300
TOTAL ASSET-BACKED SECURITIES (Cost $1,703,739)		1,706,389
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	90,000	103,455
CANADA†
Province of Ontario Canada, 1.00%, 7/22/16	30,000	30,216
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	32,265
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	30,000	38,482
MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	10,000	11,125
Mexico Government International Bond, MTN, 5.95%, 3/19/19	120,000	140,040
Mexico Government International Bond, 5.125%, 1/15/20	70,000	79,485
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	61,500
		292,150
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	12,615
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	33,750
		46,365
POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	35,000	39,462
Poland Government International Bond, 3.00%, 3/17/23	10,000	9,740
		49,202
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	42,449
Korea Development Bank (The), 3.25%, 3/9/16	20,000	20,774
Korea Development Bank (The), 4.00%, 9/9/16	20,000	21,273
		84,496
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	10,000	8,750
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $630,070)		685,381

	Shares/ Principal Amount	Value
MUNICIPAL SECURITIES — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	$10,003	$11,593
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	41,319
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	20,000	27,109
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	29,861
California GO, (Building Bonds), 7.30%, 10/1/39	30,000	42,394
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	7,601
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	40,226
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	26,257
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	24,841
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	20,448
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	46,946
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	57,875
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	28,100
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	30,000	33,321
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	25,093
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	46,097
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	48,729
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	30,129
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	28,490
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	31,001
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	35,748
TOTAL MUNICIPAL SECURITIES (Cost $569,038)		683,178
TEMPORARY CASH INVESTMENTS — 0.6%
SSgA U.S. Government Money Market Fund, Class N (Cost $816,721)	816,721	816,721
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $113,189,891)		134,900,284
OTHER ASSETS AND LIABILITIES — 0.1%		116,593
TOTAL NET ASSETS — 100.0%		$135,016,877

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
1	U.S. Treasury 10-Year Notes	September 2014	$125,172	$669
3	U.S. Treasury Ultra Long Bonds	September 2014	449,812	3,248
			$574,984	$3,917

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $2,812,582, which represented 2.1% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $70,163.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $113,189,891)	$134,900,284
Cash	2,264
Receivable for investments sold	126,190
Receivable for capital shares sold	117,255
Dividends and interest receivable	419,722
135,565,715

Liabilities
Payable for investments purchased	176,832
Payable for capital shares redeemed	270,022
Payable for variation margin on futures contracts	2,047
Accrued management fees	99,937
548,838

Net Assets	$135,016,877

Class I Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	17,513,165

Net Asset Value Per Share	$7.71

Net Assets Consist of:
Capital (par value and paid-in surplus)	$107,864,168
Distributions in excess of net investment income	(4,919)
Undistributed net realized gain	5,443,318
Net unrealized appreciation	21,714,310
$135,016,877

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $638)	$817,647
Interest	754,163
1,571,810

Expenses:
Management fees	589,359
Directors' fees and expenses	2,106
Other expenses	94
591,559

Net investment income (loss)	980,251

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,100,946
Futures contract transactions	(76,409)
6,024,537

Change in net unrealized appreciation (depreciation) on:
Investments	219,942
Futures contracts	(15,735)
204,207

Net realized and unrealized gain (loss)	6,228,744

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,208,995

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$980,251	$1,925,197
Net realized gain (loss)	6,024,537	11,817,044
Change in net unrealized appreciation (depreciation)	204,207	6,487,359
Net increase (decrease) in net assets resulting from operations	7,208,995	20,229,600

Distributions to Shareholders
From net investment income	(1,064,988)	(2,017,417)
From net realized gains	(11,618,914)	(2,450,751)
Decrease in net assets from distributions	(12,683,902)	(4,468,168)

Capital Share Transactions
Proceeds from shares sold	6,822,319	15,443,089
Proceeds from reinvestment of distributions	12,683,902	4,468,168
Payments for shares redeemed	(11,670,359)	(22,839,131)
Net increase (decrease) in net assets from capital share transactions	7,835,862	(2,927,874)

Net increase (decrease) in net assets	2,360,955	12,833,558

Net Assets
Beginning of period	132,655,922	119,822,364
End of period	$135,016,877	$132,655,922

Undistributed (distributions in excess of) net investment income	$(4,919)	$79,818

Transactions in Shares of the Fund
Sold	880,283	2,034,106
Issued in reinvestment of distributions	1,702,925	595,762
Redeemed	(1,497,743)	(3,008,878)
Net increase (decrease) in shares of the fund	$1,085,465	$(379,010)

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century

Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 0.90%. The effective annual management fee for the six months ended June 30, 2014 was 0.90%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2014 totaled $43,031,436, of which $4,410,870 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 totaled $46,129,704, of which $7,783,390 represented U.S. Treasury and Government Agency obligations.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$80,830,441	—	—
Corporate Bonds	—	$15,673,498	—
U.S. Government Agency Mortgage-Backed Securities	—	15,434,277	—
U.S. Treasury Securities	—	13,467,452	—
Collateralized Mortgage Obligations	—	3,029,503	—
Commercial Mortgage-Backed Securities	—	2,573,444	—
Asset-Backed Securities	—	1,706,389	—
Sovereign Governments and Agencies	—	685,381	—
Municipal Securities	—	683,178	—
Temporary Cash Investments	816,721	—	—
	$81,647,162	$53,253,122	—
Other Financial Instruments
Futures Contracts	$3,917	—	—

6. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The futures contracts sold as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

The value of interest rate risk derivative instruments as of June 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $2,047 in payable for variation margin on futures contracts.* For the six months ended June 30, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(76,409) in net realized gain (loss) on futures contract transactions and $(15,735) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$113,688,117
Gross tax appreciation of investments	$21,723,266
Gross tax depreciation of investments	(511,099)
Net tax appreciation (depreciation) of investments	$21,212,167

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$8.08	0.06	0.35	0.41	(0.06)	(0.72)	(0.78)	$7.71	5.50%	0.90%(4)	1.49%(4)	33%	$135,017
2013	$7.13	0.12	1.10	1.22	(0.12)	(0.15)	(0.27)	$8.08	17.43%	0.90%	1.52%	75%	$132,656
2012	$6.51	0.14	0.63	0.77	(0.15)	–	(0.15)	$7.13	11.80%	0.90%	1.99%	84%	$119,822
2011	$6.30	0.12	0.21	0.33	(0.12)	–	(0.12)	$6.51	5.33%	0.90%	1.91%	74%	$112,910
2010	$5.75	0.11	0.55	0.66	(0.11)	–	(0.11)	$6.30	11.64%	0.91%	1.78%	75%	$117,783
2009	$5.28	0.11	0.64	0.75	(0.28)	–	(0.28)	$5.75	15.48%	0.90%	2.11%	108%	$123,169

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for its one-, three-, five-, and ten-year periods reviewed by the Board. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a one year reduction of the Fund’s annual unified management fee of 0.10% (e.g., the Class I unified fee will be reduced from 0.90% to 0.80%) beginning August 1, 2014. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82870 1408

SEMIANNUAL REPORT	JUNE 30, 2014

VP Capital Appreciation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVCIX	4.36%	23.00%	19.10%	12.06%	8.83%	11/20/87
Russell Midcap Growth Index	—	6.51%	26.04%	21.15%	9.82%	11.67%(2)	—
Class II	AVCWX	—	—	—	—	6.98%(1)	4/25/14

(1)	Total returns for periods less than one year are not annualized.

(2)	Since November 30, 1987, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.00%	1.15%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.
Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2014
Top Ten Holdings	% of net assets
Electronic Arts, Inc.	3.1%
Actavis plc	3.0%
SBA Communications Corp., Class A	2.9%
Alliance Data Systems Corp.	2.8%
Constellation Brands, Inc., Class A	2.3%
TripAdvisor, Inc.	2.1%
Canadian Pacific Railway Ltd. New York Shares	2.1%
Acuity Brands, Inc.	2.1%
Teleflex, Inc.	2.0%
Concho Resources, Inc.	1.9%

Top Five Industries	% of net assets
Pharmaceuticals	5.9%
Oil, Gas and Consumable Fuels	5.2%
Specialty Retail	5.0%
Machinery	4.9%
Textiles, Apparel and Luxury Goods	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1) 1/1/14 – 6/30/14	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,043.60	$5.07	1.00%
Class II	$1,000	$1,069.80(2)	$2.18(3)	1.15%
Hypothetical
Class I	$1,000	$1,019.84	$5.01	1.00%
Class II	$1,000	$1,019.09(4)	$5.76(4)	1.15%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 25, 2014 (commencement of sale) through June 30, 2014.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 67, the number of days in the period from April 25, 2014 (commencement of sale) through June 30, 2014, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

4

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE AND DEFENSE — 1.8%
Alliant Techsystems, Inc.	18,803	$2,518,098
B/E Aerospace, Inc.(1)	50,050	4,629,124
Esterline Technologies Corp.(1)	12,256	1,410,911
		8,558,133
AIRLINES — 1.5%
American Airlines Group, Inc.(1)	43,460	1,867,042
Spirit Airlines, Inc.(1)	83,810	5,300,144
		7,167,186
AUTO COMPONENTS — 1.8%
BorgWarner, Inc.	130,830	8,528,808
AUTOMOBILES — 2.0%
Harley-Davidson, Inc.	73,384	5,125,873
Tesla Motors, Inc.(1)	6,888	1,653,533
Thor Industries, Inc.	45,670	2,597,253
		9,376,659
BANKS — 2.7%
East West Bancorp., Inc.	98,156	3,434,478
Signature Bank(1)	31,543	3,980,096
SVB Financial Group(1)	47,756	5,569,305
		12,983,879
BEVERAGES — 3.5%
Brown-Forman Corp., Class B	61,201	5,763,298
Constellation Brands, Inc., Class A(1)	124,100	10,936,933
		16,700,231
BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	26,300	4,109,375
BioMarin Pharmaceutical, Inc.(1)	40,881	2,543,207
Regeneron Pharmaceuticals, Inc.(1)	7,852	2,217,954
		8,870,536
BUILDING PRODUCTS — 2.7%
Allegion plc	52,111	2,953,652
Fortune Brands Home & Security, Inc.	113,179	4,519,237
Lennox International, Inc.	60,195	5,391,666
		12,864,555
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.(1)	44,049	9,047,665
KKR & Co. LP	97,906	2,382,053
		11,429,718
CHEMICALS — 2.8%
FMC Corp.	90,558	6,446,824
Sherwin-Williams Co. (The)	21,309	4,409,045

5

	Shares	Value
Westlake Chemical Corp.	30,516	$2,556,020
		13,411,889
COMMERCIAL SERVICES AND SUPPLIES — 1.4%
KAR Auction Services, Inc.	86,950	2,771,096
Stericycle, Inc.(1)	33,366	3,951,202
		6,722,298
COMMUNICATIONS EQUIPMENT — 0.6%
ARRIS Group, Inc.(1)	91,184	2,966,216
CONSTRUCTION AND ENGINEERING — 0.8%
Quanta Services, Inc.(1)	115,692	4,000,629
CONSUMER FINANCE — 1.5%
Discover Financial Services	84,393	5,230,678
Santander Consumer USA Holdings, Inc.	101,626	1,975,610
		7,206,288
CONTAINERS AND PACKAGING — 0.8%
Ball Corp.	60,147	3,770,014
DISTRIBUTORS — 1.3%
LKQ Corp.(1)	238,160	6,356,490
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
tw telecom, inc., Class A(1)	74,046	2,984,794
ELECTRICAL EQUIPMENT — 2.1%
Acuity Brands, Inc.	71,583	9,896,350
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
TE Connectivity Ltd.	45,351	2,804,506
ENERGY EQUIPMENT AND SERVICES — 1.3%
Dril-Quip, Inc.(1)	28,605	3,124,810
Patterson-UTI Energy, Inc.	91,605	3,200,679
		6,325,489
FOOD AND STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	63,454	7,307,363
Sprouts Farmers Market, Inc.(1)	52,307	1,711,485
United Natural Foods, Inc.(1)	38,340	2,495,934
		11,514,782
FOOD PRODUCTS — 1.3%
Hain Celestial Group, Inc. (The)(1)	49,217	4,367,517
WhiteWave Foods Co., Class A(1)	51,817	1,677,316
		6,044,833
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Cooper Cos., Inc. (The)	18,166	2,462,038
Teleflex, Inc.	92,205	9,736,848
		12,198,886
HEALTH CARE PROVIDERS AND SERVICES — 1.5%
AmerisourceBergen Corp.	100,030	7,268,180
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Chipotle Mexican Grill, Inc.(1)	9,860	5,842,149
Dunkin' Brands Group, Inc.	71,610	3,280,454
Noodles & Co.(1)	52,060	1,790,343
		10,912,946

6

	Shares	Value
HOUSEHOLD DURABLES — 1.6%
Harman International Industries, Inc.	31,700	$3,405,531
Mohawk Industries, Inc.(1)	31,089	4,300,852
		7,706,383
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	33,438	2,338,988
INTERNET AND CATALOG RETAIL — 2.7%
Netflix, Inc.(1)	6,723	2,962,154
TripAdvisor, Inc.(1)	92,100	10,007,586
		12,969,740
INTERNET SOFTWARE AND SERVICES — 2.4%
CoStar Group, Inc.(1)	46,877	7,414,535
LinkedIn Corp., Class A(1)	9,123	1,564,321
Zillow, Inc., Class A(1)	16,724	2,390,361
		11,369,217
IT SERVICES — 2.8%
Alliance Data Systems Corp.(1)	47,446	13,344,187
LEISURE PRODUCTS — 0.8%
Polaris Industries, Inc.	31,190	4,062,186
LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Covance, Inc.(1)	58,373	4,995,561
MACHINERY — 4.9%
Flowserve Corp.	97,194	7,226,374
Middleby Corp.(1)	93,333	7,720,505
Pentair plc	43,515	3,138,302
WABCO Holdings, Inc.(1)	50,490	5,393,342
		23,478,523
MEDIA — 2.1%
Charter Communications, Inc., Class A(1)	26,520	4,200,238
Discovery Communications, Inc., Class A(1)	6,498	482,671
Tribune Co.(1)	62,160	5,286,708
		9,969,617
OIL, GAS AND CONSUMABLE FUELS — 5.2%
Antero Resources Corp.(1)	71,086	4,665,374
Cabot Oil & Gas Corp.	81,424	2,779,816
Concho Resources, Inc.(1)	63,370	9,156,965
Gulfport Energy Corp.(1)	47,971	3,012,579
Oasis Petroleum, Inc.(1)	92,670	5,179,326
		24,794,060
PHARMACEUTICALS — 5.9%
Actavis plc(1)	63,928	14,259,140
Endo International plc(1)	55,240	3,867,905
Salix Pharmaceuticals Ltd.(1)	39,530	4,876,025
Zoetis, Inc.	172,399	5,563,316
		28,566,386
PROFESSIONAL SERVICES — 0.8%
Nielsen NV	80,263	3,885,532
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.0%
Jones Lang LaSalle, Inc.	38,548	4,872,082

7

	Shares	Value
ROAD AND RAIL — 3.3%
Canadian Pacific Railway Ltd. New York Shares	54,857	$9,936,797
Kansas City Southern	56,347	6,057,866
		15,994,663
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.8%
Avago Technologies Ltd.	110,803	7,985,572
NXP Semiconductor NV(1)	101,752	6,733,947
Xilinx, Inc.	75,602	3,576,731
		18,296,250
SOFTWARE — 4.4%
Electronic Arts, Inc.(1)	413,904	14,846,736
NetSuite, Inc.(1)	41,458	3,601,871
Splunk, Inc.(1)	50,041	2,768,769
		21,217,376
SPECIALTY RETAIL — 5.0%
Lumber Liquidators Holdings, Inc.(1)	40,206	3,053,646
O'Reilly Automotive, Inc.(1)	41,835	6,300,351
Restoration Hardware Holdings, Inc.(1)	31,344	2,916,559
Ross Stores, Inc.	67,457	4,460,931
Signet Jewelers Ltd.	23,459	2,594,331
Tractor Supply Co.	76,397	4,614,379
		23,940,197
TEXTILES, APPAREL AND LUXURY GOODS — 4.7%
Hanesbrands, Inc.	66,235	6,520,174
Kate Spade & Co.(1)	115,716	4,413,408
Michael Kors Holdings Ltd.(1)	66,928	5,933,167
Under Armour, Inc., Class A(1)	97,596	5,805,986
		22,672,735
WIRELESS TELECOMMUNICATION SERVICES — 2.9%
SBA Communications Corp., Class A(1)	137,311	14,046,915
TOTAL COMMON STOCKS (Cost $351,130,590)		479,384,893
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $244,190), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $239,276)		239,276
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $97,707), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $95,710)		95,710
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $195,271), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $191,420)		191,420
SSgA U.S. Government Money Market Fund, Class N	565,733	565,733
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,092,139)		1,092,139
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $352,222,729)		480,477,032
OTHER ASSETS AND LIABILITIES†		104,504
TOTAL NET ASSETS — 100.0%		$480,581,536

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	387,300	USD	360,990	JPMorgan Chase Bank N.A.	7/31/14	$1,718
USD	9,096,871	CAD	9,777,772	JPMorgan Chase Bank N.A.	7/31/14	(60,056)
						$(58,338)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $352,222,729)	$480,477,032
Foreign currency holdings, at value (cost of $32,179)	32,729
Receivable for investments sold	6,235,138
Receivable for capital shares sold	40,382
Unrealized appreciation on forward foreign currency exchange contracts	1,718
Dividends and interest receivable	118,736
486,905,735

Liabilities
Payable for investments purchased	5,567,792
Payable for capital shares redeemed	305,626
Unrealized depreciation on forward foreign currency exchange contracts	60,056
Accrued management fees	390,634
Distribution fees payable	91
6,324,199

Net Assets	$480,581,536

Net Assets Consist of:
Capital (par value and paid-in surplus)	$346,346,102
Accumulated net investment loss	(1,041,603)
Undistributed net realized gain	7,080,443
Net unrealized appreciation	128,196,594
$480,581,536

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$480,130,572	31,643,347	$15.17
Class II, $0.01 Par Value	$450,964	29,721	$15.17

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,411)	$1,163,644
Interest	413
1,164,057

Expenses:
Management fees	2,243,042
Distribution fees — Class II	191
Directors' fees and expenses	7,142
Other expenses	983
2,251,358

Net investment income (loss)	(1,087,301)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	37,229,510
Foreign currency transactions	(133,451)
37,096,059

Change in net unrealized appreciation (depreciation) on:
Investments	(15,574,331)
Translation of assets and liabilities in foreign currencies	(12,892)
(15,587,223)

Net realized and unrealized gain (loss)	21,508,836

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,421,535

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$(1,087,301)	$(1,969,425)
Net realized gain (loss)	37,096,059	62,093,591
Change in net unrealized appreciation (depreciation)	(15,587,223)	47,079,666
Net increase (decrease) in net assets resulting from operations	20,421,535	107,203,832

Distributions to Shareholders
From net realized gains:
Class I	(89,909,726)	(15,185,208)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	106,481,776	(8,875,617)

Net increase (decrease) in net assets	36,993,585	83,143,007

Net Assets
Beginning of period	443,587,951	360,444,944
End of period	$480,581,536	$443,587,951

Accumulated undistributed net investment income (loss)	$(1,041,603)	$45,698

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services. Sale of Class II commenced on April 25, 2014.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

13

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and from 0.80% to 0.90% for Class II. The effective annual management fee for each class for the period ended June 30, 2014 was 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees - The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were $171,656,461 and $187,069,087, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014(1)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	969,198	$17,326,946	1,958,353	$32,177,819
Issued in connection with reorganization (Note 10)	2,284,725	32,402,226	—	—
Issued in reinvestment of distributions	6,175,119	89,909,726	1,001,002	15,185,208
Redeemed	(2,051,712)	(33,578,573)	(3,487,153)	(56,238,644)
	7,377,330	106,060,325	(527,798)	(8,875,617)
Class II/Shares Authorized	25,000,000		N/A
Sold	1,739	25,328
Issued in connection with reorganization (Note 10)	29,096	412,582
Redeemed	(1,114)	(16,459)
	29,721	421,451
Net increase (decrease)	7,407,051	$106,481,776	(527,798)	$(8,875,617)

(1) April 25, 2014 (commencement of sale) through June 30, 2014 for Class II.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$479,384,893	—	—
Temporary Cash Investments	565,733	$526,406	—
	$479,950,626	$526,406	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,718	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(60,056)	—

7. Derivative Instruments

Foreign Currency Risk - The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The USD currency purchased and/or sold as disclosed on the Schedule of Investments is indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $1,718 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $60,056 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(131,661) in net realized gain (loss) on foreign currency transactions and $(12,640) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$353,026,750
Gross tax appreciation of investments	$131,256,795
Gross tax depreciation of investments	(3,806,513)
Net tax appreciation (depreciation) of investments	$127,450,282

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Reorganization

On December 5, 2013, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of VP Vista Fund (VP Vista), one fund in a series issued by the corporation, were transferred to VP Capital Appreciation Fund (VP Capital Appreciation) in exchange for shares of VP Capital Appreciation. The financial statements and performance history of VP Capital Appreciation survived after the reorganization. The reorganization was effective at the close of the NYSE on April 25, 2014.

The reorganization was accomplished by a tax-free exchange of shares. On April 25, 2014, VP Vista exchanged its shares for shares of VP Capital Appreciation as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
VP Vista - Class I	1,646,210	VP Capital Appreciation - Class I	2,284,725
VP Vista - Class II	21,278	VP Capital Appreciation - Class II	29,096

The net assets of VP Vista and VP Capital Appreciation immediately before the reorganization were $32,814,808 and $428,621,710, respectively. VP Vista’s unrealized appreciation of $6,390,760 was combined with that of VP Capital Appreciation. Immediately after the reorganization, the combined net assets were $461,436,518. VP Capital Appreciation acquired short-term capital loss carryovers of $(2,951,635) from VP Vista.

Assuming the reorganization had been completed on January 1, 2014, the beginning of the annual reporting period, the pro forma results of operations for the six months ended June 30, 2014 are as follows:

Net investment income (loss)	$(1,158,164)
Net realized and unrealized gain (loss)	20,720,367
Net increase (decrease) in net assets resulting from operations	$19,562,203

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of VP Vista that have been included in the fund’s Statement of Operations since April 25, 2014.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$18.28	(0.04)	0.68	0.64	—	(3.75)	(3.75)	$15.17	4.36%	1.00%(4)	(0.48)%(4)	38%	$480,131
2013	$14.54	(0.08)	4.45	4.37	—	(0.63)	(0.63)	$18.28	30.92%	1.00%	(0.49)%	72%	$443,588
2012	$13.22	(0.01)	2.15	2.14	—	(0.82)	(0.82)	$14.54	16.00%	1.00%	(0.04)%	74%	$360,445
2011	$14.14	(0.05)	(0.87)	(0.92)	—	—	—	$13.22	(6.51)%	1.00%	(0.39)%	98%	$313,784
2010	$10.77	(0.04)	3.41	3.37	—	—	—	$14.14	31.29%	1.01%	(0.35)%	117%	$356,734
2009	$7.94	(0.02)	2.92	2.90	(0.07)	—	(0.07)	$10.77	37.07%	1.00%	(0.27)%	153%	$265,304
Class II
2014(5)	$14.18	(0.01)	1.00	0.99	—	—	—	$15.17	6.98%	1.15%(4)	(0.45)%(4)	38%(6)	$451

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

(5)	April 25, 2014 (commencement of sale) through June 30, 2014 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended June 30, 2014.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

20

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, and five-year periods and above its benchmark for the ten-year period reviewed by the Board. The Board discussed the Fund's performance with the Advisor during the past year and was satisfied with the efforts being undertaken by the Advisor. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board

21

found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

22

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82873 1408

SEMIANNUAL REPORT	JUNE 30, 2014

VP Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Class I	AWRIX	6.08%	25.07%	11.86%	5/2/11
Russell 1000 Growth Index	—	6.31%	26.92%	14.51%	—
Class II	AWREX	5.96%	24.86%	11.68%	5/2/11

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.01%	1.16%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2014
Top Ten Holdings	% of net assets
Google, Inc.*	4.6%
Comcast Corp., Class A	3.5%
PepsiCo, Inc.	3.4%
Oracle Corp.	3.3%
Schlumberger Ltd.	3.0%
Apple, Inc.	3.0%
Visa, Inc., Class A	2.7%
Walt Disney Co. (The)	2.5%
Honeywell International, Inc.	2.2%
EOG Resources, Inc.	2.1%
*Includes all classes of the issuer

Top Five Industries	% of net assets
Internet Software and Services	6.6%
Media	6.6%
Aerospace and Defense	6.1%
Software	6.0%
Technology Hardware, Storage and Peripherals	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Exchange-Traded Funds	0.4%
Total Equity Exposure	99.3%
Other Assets and Liabilities	0.7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1) 1/1/14 – 6/30/14	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,060.80	$5.11	1.00%
Class II	$1,000	$1,059.60	$5.87	1.15%
Hypothetical
Class I	$1,000	$1,019.84	$5.01	1.00%
Class II	$1,000	$1,019.09	$5.76	1.15%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE AND DEFENSE — 6.1%
Boeing Co. (The)	696	$88,552
Honeywell International, Inc.	1,461	135,800
Precision Castparts Corp.	272	68,653
United Technologies Corp.	722	83,355
		376,360
AIRLINES — 0.7%
Alaska Air Group, Inc.	441	41,917
AUTO COMPONENTS — 1.7%
BorgWarner, Inc.	1,576	102,739
AUTOMOBILES — 1.0%
Harley-Davidson, Inc.	899	62,795
BANKS — 1.5%
SunTrust Banks, Inc.	2,264	90,696
BEVERAGES — 3.8%
Brown-Forman Corp., Class B	230	21,659
PepsiCo, Inc.	2,341	209,145
		230,804
BIOTECHNOLOGY — 3.1%
Alexion Pharmaceuticals, Inc.(1)	413	64,531
Biogen Idec, Inc.(1)	137	43,198
Gilead Sciences, Inc.(1)	567	47,010
Incyte Corp. Ltd.(1)	289	16,311
Regeneron Pharmaceuticals, Inc.(1)	68	19,208
		190,258
CAPITAL MARKETS — 2.3%
Franklin Resources, Inc.	1,315	76,059
Invesco Ltd.	1,713	64,666
		140,725
CHEMICALS — 3.7%
Dow Chemical Co. (The)	551	28,354
LyondellBasell Industries NV, Class A	1,068	104,290
Monsanto Co.	782	97,547
		230,191
COMMERCIAL SERVICES AND SUPPLIES — 1.1%
Tyco International Ltd.	1,465	66,804
COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp.(1)	1,366	29,588
Juniper Networks, Inc.(1)	1,651	40,515
		70,103
CONSUMER FINANCE — 1.9%
American Express Co.	1,196	113,465
ELECTRICAL EQUIPMENT — 1.5%
Rockwell Automation, Inc.	744	93,119
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Trimble Navigation Ltd.(1)	735	27,158

5

	Shares	Value
ENERGY EQUIPMENT AND SERVICES — 3.8%
Core Laboratories NV	82	$13,699
Oceaneering International, Inc.	432	33,752
Schlumberger Ltd.	1,586	187,069
		234,520
FOOD PRODUCTS — 3.7%
General Mills, Inc.	1,152	60,526
Hershey Co. (The)	631	61,441
Mead Johnson Nutrition Co.	1,141	106,307
		228,274
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.8%
C.R. Bard, Inc.	606	86,664
DENTSPLY International, Inc.	963	45,598
DexCom, Inc.(1)	307	12,176
IDEXX Laboratories, Inc.(1)	236	31,523
Medtronic, Inc.	902	57,511
		233,472
HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Cardinal Health, Inc.	732	50,186
HOTELS, RESTAURANTS AND LEISURE — 4.0%
Chipotle Mexican Grill, Inc.(1)	139	82,359
Las Vegas Sands Corp.	870	66,311
Marriott International, Inc., Class A	1,527	97,881
		246,551
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	746	52,183
INTERNET AND CATALOG RETAIL — 1.5%
Priceline Group, Inc. (The)(1)	77	92,631
INTERNET SOFTWARE AND SERVICES — 6.6%
Facebook, Inc., Class A(1)	782	52,621
Google, Inc., Class A(1)	269	157,276
Google, Inc., Class C(1)	221	127,137
Pandora Media, Inc.(1)	965	28,467
Yelp, Inc.(1)	538	41,254
		406,755
IT SERVICES — 3.8%
MasterCard, Inc., Class A	923	67,813
Visa, Inc., Class A	796	167,725
		235,538
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Waters Corp.(1)	486	50,758
MACHINERY — 2.7%
Parker-Hannifin Corp.	733	92,160
WABCO Holdings, Inc.(1)	359	38,348
Wabtec Corp.	428	35,349
		165,857
MEDIA — 6.6%
Comcast Corp., Class A	3,997	214,559
Scripps Networks Interactive, Inc., Class A	460	37,325
Walt Disney Co. (The)	1,787	153,217
		405,101

6

	Shares	Value
OIL, GAS AND CONSUMABLE FUELS — 3.5%
EOG Resources, Inc.	1,125	$131,467
Noble Energy, Inc.	1,082	83,812
		215,279
PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. (The), Class A	743	55,175
PHARMACEUTICALS — 4.8%
Bristol-Myers Squibb Co.	1,438	69,757
Johnson & Johnson	1,025	107,236
Perrigo Co. plc	165	24,050
Teva Pharmaceutical Industries Ltd. ADR	1,042	54,622
Zoetis, Inc.	1,141	36,820
		292,485
ROAD AND RAIL — 1.8%
Union Pacific Corp.	1,122	111,919
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Broadcom Corp., Class A	2,679	99,445
Linear Technology Corp.	1,674	78,795
		178,240
SOFTWARE — 6.0%
Check Point Software Technologies Ltd.(1)	353	23,661
Electronic Arts, Inc.(1)	1,917	68,763
Microsoft Corp.	1,034	43,118
NetSuite, Inc.(1)	101	8,775
Oracle Corp.	4,959	200,988
Varonis Systems, Inc.(1)	198	5,744
VMware, Inc., Class A(1)	211	20,427
		371,476
SPECIALTY RETAIL — 3.3%
AutoZone, Inc.(1)	135	72,393
Home Depot, Inc. (The)	1,591	128,807
		201,200
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.0%
Apple, Inc.	1,975	183,537
Hewlett-Packard Co.	1,862	62,712
SanDisk Corp.	680	71,012
Western Digital Corp.	576	53,165
		370,426
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Hanesbrands, Inc.	476	46,857
TOTAL COMMON STOCKS (Cost $4,988,359)		6,082,017
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth Index Fund (Cost $26,103)	303	27,552
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $5,014,462)		6,109,569
OTHER ASSETS AND LIABILITIES — 0.7%		41,527
TOTAL NET ASSETS — 100.0%		$6,151,096
7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,014,462)	$6,109,569
Receivable for investments sold	156,648
Receivable for capital shares sold	2,996
Dividends receivable	3,769
6,272,982

Liabilities
Disbursements in excess of demand deposit cash	3,276
Payable for investments purchased	112,138
Payable for capital shares redeemed	788
Accrued management fees	4,575
Distribution fees payable	1,109
121,886

Net Assets	$6,151,096

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,802,783
Undistributed net investment income	5,483
Undistributed net realized gain	247,723
Net unrealized appreciation	1,095,107
$6,151,096

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$712,942	51,435	$13.86
Class II, $0.01 Par Value	$5,438,154	392,540	$13.85

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $61)	$38,585

Expenses:
Management fees	26,426
Distribution fees - Class II	6,414
Directors' fees and expenses	113
32,953

Net investment income (loss)	5,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	313,650
Change in net unrealized appreciation (depreciation) on investments	35,231

Net realized and unrealized gain (loss)	348,881

Net Increase (Decrease) in Net Assets Resulting from Operations	$354,513

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$5,632	$15,292
Net realized gain (loss)	313,650	111,684
Change in net unrealized appreciation (depreciation)	35,231	933,046
Net increase (decrease) in net assets resulting from operations	354,513	1,060,022

Distributions to Shareholders
From net investment income:
Class I	(325)	(2,585)
Class II	(692)	(11,724)
From net realized gains:
Class I	(9,135)	(505)
Class II	(69,216)	(3,734)
Decrease in net assets from distributions	(79,368)	(18,548)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	223,813	2,772,286

Net increase (decrease) in net assets	498,958	3,813,760

Net Assets
Beginning of period	5,652,138	1,838,378
End of period	$6,151,096	$5,652,138

Undistributed net investment income	$5,483	$868

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 12% of the shares of the fund.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees - The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were $3,072,735 and $2,871,919, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	715	$9,460	234	$3,090
Class II/Shares Authorized	50,000,000		50,000,000
Sold	48,783	644,907	413,850	4,814,895
Issued in reinvestment of distributions	5,280	69,908	1,172	15,458
Redeemed	(37,336)	(500,462)	(167,035)	(2,061,157)
	16,727	214,353	247,987	2,769,196
Net increase (decrease)	17,442	$223,813	248,221	$2,772,286

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,050,147
Gross tax appreciation of investments	$1,066,250
Gross tax depreciation of investments	(6,828)
Net tax appreciation (depreciation) of investments	$1,059,422

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2013, the fund had accumulated short-term capital losses of $(11,910) and accumulated long-term capital losses of $(348), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$13.25	0.02	0.78	0.80	(0.01)	(0.18)	(0.19)	$13.86	6.08%	1.00%(4)	0.33%(4)	49%	$713
2013	$10.31	0.06	2.94	3.00	(0.05)	(0.01)	(0.06)	$13.25	29.11%	1.01%	0.49%	122%	$672
2012	$9.12	0.07	1.17	1.24	(0.05)	—	(0.05)	$10.31	13.66%	1.01%	0.73%	78%	$521
2011(5)	$10.00	0.04	(0.88)	(0.84)	(0.04)	—	(0.04)	$9.12	(8.41)%	1.00%(4)	0.64%(4)	66%	$458
Class II
2014(3)	$13.25	0.01	0.77	0.78	—(6)	(0.18)	(0.18)	$13.85	5.96%	1.15%(4)	0.18%(4)	49%	$5,438
2013	$10.31	0.04	2.94	2.98	(0.03)	(0.01)	(0.04)	$13.25	28.92%	1.16%	0.34%	122%	$4,980
2012	$9.12	0.06	1.17	1.23	(0.04)	—	(0.04)	$10.31	13.49%	1.16%	0.58%	78%	$1,318
2011(5)	$10.00	0.03	(0.88)	(0.85)	(0.03)	—	(0.03)	$9.12	(8.50)%	1.15%(4)	0.49%(4)	66%	$458

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

(5)	May 2, 2011 (fund inception) through December 31, 2011.

(6)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

16

Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

17

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund's performance was below its benchmark for the one-year period reviewed by the Board.  The Board discussed the Fund's performance with the Advisor during the past year and was satisfied with the efforts being undertaken by the Advisor. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board

18

found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a one year reduction of the Fund’s annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 1.00% to 0.84%) beginning August 1, 2014. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

19

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to its analysis.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

20

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN- 82879 1408

SEMIANNUAL REPORT	JUNE 30, 2014

VP Income & Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVGIX	7.31%	24.94%	18.63%	7.21%	6.59%	10/30/97
S&P 500 Index	—	7.14%	24.61%	18.82%	7.78%	6.58%	—
Class II	AVPGX	7.18%	24.47%	18.33%	6.93%	6.65%	5/1/02
Class III	AIGTX	7.31%	24.78%	18.62%	7.21%	7.90%	6/26/02

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.70%	0.95%	0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2014
Top Ten Holdings	% of net assets
Apple, Inc.	4.1%
Microsoft Corp.	2.6%
Johnson & Johnson	2.5%
JPMorgan Chase & Co.	2.1%
Verizon Communications, Inc.	2.0%
Pfizer, Inc.	1.9%
AT&T, Inc.	1.9%
Merck & Co., Inc.	1.8%
Intel Corp.	1.8%
Exxon Mobil Corp.	1.7%

Top Five Industries	% of net assets
Pharmaceuticals	8.6%
Technology Hardware, Storage and Peripherals	6.9%
Oil, Gas and Consumable Fuels	6.1%
Software	5.0%
Health Care Equipment and Supplies	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1) 1/1/14 – 6/30/14	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,073.10	$3.60	0.70%
Class II	$1,000	$1,071.80	$4.88	0.95%
Class III	$1,000	$1,073.10	$3.60	0.70%
Hypothetical
Class I	$1,000	$1,021.32	$3.51	0.70%
Class II	$1,000	$1,020.08	$4.76	0.95%
Class III	$1,000	$1,021.32	$3.51	0.70%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE AND DEFENSE — 4.2%
Boeing Co. (The)	34,598	$4,401,903
General Dynamics Corp.	4,567	532,284
Honeywell International, Inc.	29,461	2,738,400
Lockheed Martin Corp.	24,708	3,971,317
Northrop Grumman Corp.	2,685	321,207
Raytheon Co.	37,906	3,496,828
		15,461,939
AIR FREIGHT AND LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	43,009	4,415,304
AUTO COMPONENTS — 1.5%
Gentex Corp.	39,428	1,146,961
Johnson Controls, Inc.	29,345	1,465,196
Magna International, Inc.	27,835	2,999,221
		5,611,378
BANKS — 3.5%
Bank of America Corp.	55,699	856,093
Citigroup, Inc.	5,079	239,221
JPMorgan Chase & Co.	132,005	7,606,128
Wells Fargo & Co.	79,005	4,152,503
		12,853,945
BEVERAGES — 1.0%
Coca-Cola Co. (The)	6,942	294,063
Dr Pepper Snapple Group, Inc.	57,293	3,356,224
PepsiCo, Inc.	663	59,233
		3,709,520
BIOTECHNOLOGY — 1.4%
Amgen, Inc.	42,324	5,009,892
CAPITAL MARKETS — 1.8%
Janus Capital Group, Inc.	237,580	2,964,998
Morgan Stanley	58,525	1,892,113
T. Rowe Price Group, Inc.	19,821	1,673,091
		6,530,202
CHEMICALS — 2.3%
Dow Chemical Co. (The)	77,330	3,979,402
E.I. du Pont de Nemours & Co.	69,288	4,534,207
Potash Corp. of Saskatchewan, Inc.	2,397	90,990
		8,604,599
COMMERCIAL SERVICES AND SUPPLIES — 1.1%
Pitney Bowes, Inc.	98,735	2,727,061
Steelcase, Inc., Class A	92,805	1,404,139
		4,131,200

5

	Shares	Value
COMMUNICATIONS EQUIPMENT — 3.5%
Cisco Systems, Inc.	234,127	$5,818,056
Harris Corp.	15,830	1,199,122
QUALCOMM, Inc.	71,818	5,687,986
		12,705,164
CONTAINERS AND PACKAGING — 0.8%
Sonoco Products Co.	68,003	2,987,372
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Berkshire Hathaway, Inc., Class B(1)	13,050	1,651,608
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
AT&T, Inc.	192,898	6,820,873
BCE, Inc.	60,696	2,753,171
Verizon Communications, Inc.	146,808	7,183,315
		16,757,359
ELECTRIC UTILITIES — 0.9%
Entergy Corp.	39,729	3,261,354
ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.	55,514	3,683,909
Rockwell Automation, Inc.	28,915	3,619,001
		7,302,910
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
Corning, Inc.	157,076	3,447,818
ENERGY EQUIPMENT AND SERVICES — 2.9%
Baker Hughes, Inc.	12,807	953,481
Ensco plc, Class A	57,952	3,220,393
National Oilwell Varco, Inc.	14,596	1,201,980
Noble Corp. plc	92,664	3,109,804
Schlumberger Ltd.	19,225	2,267,589
		10,753,247
FOOD AND STAPLES RETAILING — 0.9%
Sysco Corp.	87,625	3,281,556
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	79,648	3,513,273
Kellogg Co.	49,682	3,264,108
		6,777,381
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.6%
Becton Dickinson and Co.	28,225	3,339,017
Covidien plc	25,988	2,343,598
Medtronic, Inc.	73,150	4,664,044
St. Jude Medical, Inc.	51,357	3,556,472
Stryker Corp.	33,921	2,860,219
		16,763,350
HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Cardinal Health, Inc.	46,715	3,202,780
HOTELS, RESTAURANTS AND LEISURE — 0.8%
Las Vegas Sands Corp.	36,279	2,765,185

6

	Shares	Value
HOUSEHOLD DURABLES — 1.6%
Garmin Ltd.	61,277	$3,731,769
Newell Rubbermaid, Inc.	71,236	2,207,604
		5,939,373
HOUSEHOLD PRODUCTS — 1.6%
Energizer Holdings, Inc.	5,722	698,256
Kimberly-Clark Corp.	34,714	3,860,891
Procter & Gamble Co. (The)	18,547	1,457,609
		6,016,756
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	32,717	4,686,383
General Electric Co.	104,380	2,743,107
		7,429,490
INSURANCE — 3.2%
Aflac, Inc.	27,579	1,716,793
Allstate Corp. (The)	59,199	3,476,165
American International Group, Inc.	30,016	1,638,273
MetLife, Inc.	41,370	2,298,517
Old Republic International Corp.	168,114	2,780,606
		11,910,354
INTERNET SOFTWARE AND SERVICES — 0.9%
Google, Inc., Class A(1)	2,995	1,751,087
Google, Inc., Class C(1)	2,998	1,724,689
		3,475,776
IT SERVICES — 1.7%
International Business Machines Corp.	33,916	6,147,953
LEISURE PRODUCTS — 0.9%
Hasbro, Inc.	60,188	3,192,973
MACHINERY — 2.9%
Caterpillar, Inc.	44,534	4,839,510
Dover Corp.	31,916	2,902,760
Parker-Hannifin Corp.	24,467	3,076,236
		10,818,506
MEDIA — 1.1%
Regal Entertainment Group, Class A	31,198	658,278
Time Warner, Inc.	5,989	420,727
Walt Disney Co. (The)	32,271	2,766,916
		3,845,921
METALS AND MINING — 0.1%
Cliffs Natural Resources, Inc.	33,638	506,252
MULTI-UTILITIES — 1.7%
Consolidated Edison, Inc.	32,117	1,854,436
Vectren Corp.	32,311	1,373,217
Wisconsin Energy Corp.	66,978	3,142,608
		6,370,261

7

	Shares	Value
MULTILINE RETAIL — 0.6%
Kohl's Corp.	8,029	$422,968
Macy's, Inc.	31,658	1,836,797
		2,259,765
OIL, GAS AND CONSUMABLE FUELS — 6.1%
Chevron Corp.	16,010	2,090,106
ConocoPhillips	63,543	5,447,541
EOG Resources, Inc.	5,635	658,506
Exxon Mobil Corp.	61,930	6,235,112
Occidental Petroleum Corp.	45,982	4,719,133
Valero Energy Corp.	62,558	3,134,156
		22,284,554
PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	67,748	3,419,242
PHARMACEUTICALS — 8.6%
AbbVie, Inc.	87,437	4,934,944
Bristol-Myers Squibb Co.	1,614	78,295
Eli Lilly & Co.	63,699	3,960,167
Johnson & Johnson	87,044	9,106,543
Merck & Co., Inc.	117,251	6,782,970
Pfizer, Inc.	232,114	6,889,144
		31,752,063
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Digital Realty Trust, Inc.	10,332	602,562
HCP, Inc.	77,232	3,195,860
Health Care REIT, Inc.	11,574	725,343
Hospitality Properties Trust	93,302	2,836,381
Senior Housing Properties Trust	126,449	3,071,446
		10,431,592
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.9%
Broadcom Corp., Class A	46,278	1,717,839
Intel Corp.	213,412	6,594,431
Marvell Technology Group Ltd.	94,259	1,350,732
Texas Instruments, Inc.	81,309	3,885,757
Xilinx, Inc.	19,769	935,271
		14,484,030
SOFTWARE — 5.0%
CA, Inc.	99,147	2,849,485
Compuware Corp.	271,537	2,712,655
Microsoft Corp.	225,168	9,389,505
Oracle Corp.	11,111	450,329
Symantec Corp.	126,310	2,892,499
		18,294,473
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	26,659	826,695
DSW, Inc., Class A	49,701	1,388,646
GameStop Corp., Class A	57,832	2,340,461

8

	Shares	Value
Lowe's Cos., Inc.	3,435	$164,846
Staples, Inc.	259,206	2,809,793
		7,530,441
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.9%
Apple, Inc.	161,470	15,005,407
Hewlett-Packard Co.	49,101	1,653,722
Lexmark International, Inc., Class A	74,816	3,603,139
Seagate Technology plc	61,520	3,495,566
Western Digital Corp.	15,944	1,471,631
		25,229,465
THRIFTS AND MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	28,673	458,195
TOBACCO — 1.2%
Altria Group, Inc.	71,372	2,993,342
Lorillard, Inc.	4,605	280,767
Philip Morris International, Inc.	13,786	1,162,297
		4,436,406
TOTAL COMMON STOCKS (Cost $281,055,870)		364,218,904
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $804,826), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $788,630)		788,629
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $322,035), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $315,451)		315,451
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $643,594), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $630,904)		630,903
SSgA U.S. Government Money Market Fund, Class N	1,839,773	1,839,773
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,574,756)		3,574,756
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $284,630,626)		367,793,660
OTHER ASSETS AND LIABILITIES — 0.1%		197,879
TOTAL NET ASSETS — 100.0%		$367,991,539

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $284,630,626)	$367,793,660
Cash	24,829
Receivable for capital shares sold	103,244
Dividends and interest receivable	383,180
368,304,913

Liabilities
Payable for capital shares redeemed	123,335
Accrued management fees	186,197
Distribution fees payable	3,842
313,374

Net Assets	$367,991,539

Net Assets Consist of:
Capital (par value and paid-in surplus)	$274,679,586
Undistributed net investment income	199,453
Undistributed net realized gain	9,949,050
Net unrealized appreciation	83,163,450
$367,991,539

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$341,619,705	35,089,422	$9.74
Class II, $0.01 Par Value	$18,682,305	1,918,390	$9.74
Class III, $0.01 Par Value	$7,689,529	789,790	$9.74

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $16,469)	$4,118,662
Interest	249
4,118,911

Expenses:
Management fees	1,027,501
Distribution fees — Class II	22,211
Directors’ fees and expenses	4,750
Other expenses	59
1,054,521

Net investment income (loss)	3,064,390

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	12,864,003
Foreign currency transactions	(172)
12,863,831

Change in net unrealized appreciation (depreciation) on:
Investments	4,819,052
Translation of assets and liabilities in foreign currencies	394
4,819,446

Net realized and unrealized gain (loss)	17,683,277

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,747,667

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$3,064,390	$6,079,244
Net realized gain (loss)	12,863,831	43,918,156
Change in net unrealized appreciation (depreciation)	4,819,446	31,362,919
Net increase (decrease) in net assets resulting from operations	20,747,667	81,360,319

Distributions to Shareholders
From net investment income:
Class I	(2,798,382)	(5,466,670)
Class II	(164,310)	(315,522)
Class III	(67,951)	(114,334)
Decrease in net assets from distributions	(3,030,643)	(5,896,526)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	54,113,376	(18,860,710)

Redemption Fees
Increase in net assets from redemption fees	5,039	1,378

Net increase (decrease) in net assets	71,835,439	56,604,461

Net Assets
Beginning of period	296,156,100	239,551,639
End of period	$367,991,539	$296,156,100

Undistributed net investment income	$199,453	$165,706

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective.

The fund offers Class I, Class II, and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

14

Redemption Fees - The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.65% to 0.70% for Class I, Class II and Class III. The effective annual management fee for each class for the six months ended June 30, 2014 was 0.70%.

Distribution Fees - The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were $164,373,074 and $111,709,251, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	7,436,346	$72,018,674	2,537,470	$20,788,325
Issued in reinvestment of distributions	297,082	2,798,382	659,681	5,466,670
Redeemed	(2,246,504)	(20,782,268)	(5,720,846)	(45,978,145)
	5,486,924	54,034,788	(2,523,695)	(19,723,150)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	305,543	2,831,276	817,684	6,864,615
Issued in reinvestment of distributions	17,431	164,310	38,019	315,522
Redeemed	(486,704)	(4,486,881)	(797,332)	(6,562,714)
	(163,730)	(1,491,295)	58,371	617,423
Class III/Shares Authorized	50,000,000		50,000,000
Sold	256,021	2,390,842	324,083	2,646,185
Issued in reinvestment of distributions	7,196	67,951	13,747	114,334
Redeemed	(94,380)	(888,910)	(308,017)	(2,515,502)
	168,837	1,569,883	29,813	245,017
Net increase (decrease)	5,492,031	$54,113,376	(2,435,511)	$(18,860,710)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$364,218,904	—	—
Temporary Cash Investments	1,839,773	$1,734,983	—
	$366,058,677	$1,734,983	—

16

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$286,927,320
Gross tax appreciation of investments	$81,787,443
Gross tax depreciation of investments	(921,103)
Net tax appreciation (depreciation) of investments	$80,866,340

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2013, the fund had accumulated short-term capital losses of $(490,175), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$9.17	0.10	0.57	0.67	(0.10)	$9.74	7.31%	0.70%(4)	2.09%(4)	37%	$341,620
2013	$6.90	0.18	2.27	2.45	(0.18)	$9.17	35.82%	0.70%	2.28%	73%	$271,368
2012	$6.14	0.14	0.76	0.90	(0.14)	$6.90	14.74%	0.70%	2.08%	66%	$221,515
2011	$6.05	0.10	0.09	0.19	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$217,635
2010	$5.38	0.08	0.67	0.75	(0.08)	$6.05	14.15%	0.71%	1.48%	55%	$240,243
2009	$4.82	0.09	0.70	0.79	(0.23)	$5.38	18.10%	0.70%	1.98%	46%	$243,409
Class II
2014(3)	$9.17	0.09	0.57	0.66	(0.09)	$9.74	7.18%	0.95%(4)	1.84%(4)	37%	$18,682
2013	$6.90	0.17	2.26	2.43	(0.16)	$9.17	35.48%	0.95%	2.03%	73%	$19,095
2012	$6.14	0.12	0.77	0.89	(0.13)	$6.90	14.46%	0.95%	1.83%	66%	$13,960
2011	$6.05	0.08	0.09	0.17	(0.08)	$6.14	2.86%	0.95%	1.36%	54%	$13,285
2010	$5.38	0.07	0.67	0.74	(0.07)	$6.05	13.86%	0.96%	1.23%	55%	$14,480
2009	$4.81	0.08	0.70	0.78	(0.21)	$5.38	17.77%	0.95%	1.73%	46%	$14,511

18

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2014(3)	$9.17	0.10	0.57	0.67	(0.10)	$9.74	7.31%	0.70%(4)	2.09%(4)	37%	$7,690
2013	$6.90	0.18	2.27	2.45	(0.18)	$9.17	35.82%	0.70%	2.28%	73%	$5,693
2012	$6.14	0.14	0.76	0.90	(0.14)	$6.90	14.74%	0.70%	2.08%	66%	$4,077
2011	$6.05	0.10	0.09	0.19	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$4,315
2010	$5.38	0.08	0.67	0.75	(0.08)	$6.05	14.15%	0.71%	1.48%	55%	$4,551
2009	$4.82	0.09	0.70	0.79	(0.23)	$5.38	18.10%	0.70%	1.98%	46%	$3,451

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

20

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and below its benchmark for the five-year period reviewed by the Board. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board

21

found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

22

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82869 1408

SEMIANNUAL REPORT	JUNE 30, 2014

VP International Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I(2)	AVIIX	2.16%	19.78%	13.26%	7.66%	6.44%	5/1/94
MSCI EAFE Index	—	4.78%	23.57%	11.76%	6.93%	5.48%(3)	—
MSCI EAFE Growth Index	—	3.56%	20.33%	12.21%	7.08%	4.35%(3)	—
Class II(2)	ANVPX	2.01%	19.63%	13.11%	7.50%	5.19%	8/15/01
Class III(2)	AIVPX	2.16%	19.78%	13.26%	7.66%	6.55%	5/2/02
Class IV(2)	AVPLX	2.11%	19.61%	13.13%	7.51%	7.50%	5/3/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Since April 30, 1994, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III	Class IV
1.37%	1.52%	1.37%	1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2014
Top Ten Holdings	% of net assets
Roche Holding AG	2.9%
Nestle SA	2.1%
Ashtead Group plc	1.8%
Novartis AG	1.7%
Keyence Corp.	1.7%
Bayer AG	1.7%
Nidec Corp.	1.7%
Whitbread plc	1.6%
Pandora A/S	1.5%
Associated British Foods plc	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.7%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.2)%

Investments by Country	% of net assets
United Kingdom	23.2%
Japan	15.6%
Switzerland	10.4%
France	9.7%
Germany	7.0%
Denmark	5.2%
Netherlands	4.2%
Australia	3.3%
Spain	3.0%
China	2.9%
Italy	2.3%
Sweden	2.0%
Other Countries	9.9%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1) 1/1/14 - 6/30/14	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,021.60	$5.26	1.05%
Class I (before waiver)	$1,000	$1,021.60(2)	$6.77	1.35%
Class II (after waiver)	$1,000	$1,020.10	$6.01	1.20%
Class II (before waiver)	$1,000	$1,020.10(2)	$7.51	1.50%
Class III (after waiver)	$1,000	$1,021.60	$5.26	1.05%
Class III (before waiver)	$1,000	$1,021.60(2)	$6.77	1.35%
Class IV (after waiver)	$1,000	$1,021.10	$6.01	1.20%
Class IV (before waiver)	$1,000	$1,021.10(2)	$7.52	1.50%
Hypothetical
Class I (after waiver)	$1,000	$1,019.59	$5.26	1.05%
Class I (before waiver)	$1,000	$1,018.10	$6.76	1.35%
Class II (after waiver)	$1,000	$1,018.84	$6.01	1.20%
Class II (before waiver)	$1,000	$1,017.36	$7.50	1.50%
Class III (after waiver)	$1,000	$1,019.59	$5.26	1.05%
Class III (before waiver)	$1,000	$1,018.10	$6.76	1.35%
Class IV (after waiver)	$1,000	$1,018.84	$6.01	1.20%
Class IV (before waiver)	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 3.3%
BHP Billiton Ltd.	69,456	$2,351,217
Commonwealth Bank of Australia	39,697	3,027,522
CSL Ltd.	54,188	3,400,476
James Hardie Industries SE	104,760	1,367,162
		10,146,377
AUSTRIA — 0.4%
Erste Group Bank AG	34,278	1,108,649
BELGIUM — 1.4%
Anheuser-Busch InBev NV	36,160	4,154,216
CHINA — 2.9%
Baidu, Inc. ADR(1)	10,110	1,888,649
ENN Energy Holdings Ltd.	80,000	574,938
Haier Electronics Group Co. Ltd.	608,000	1,588,563
Tencent Holdings Ltd.	150,100	2,289,149
Vipshop Holdings Ltd. ADR(1)	12,410	2,329,854
		8,671,153
DENMARK — 5.2%
Coloplast A/S, B Shares	22,110	1,999,497
GN Store Nord A/S	120,045	3,439,401
Novo Nordisk A/S, B Shares	84,865	3,905,924
Pandora A/S	59,880	4,591,476
Vestas Wind Systems A/S(1)	35,430	1,787,491
		15,723,789
FINLAND — 0.5%
Sampo, A Shares	29,187	1,476,735
FRANCE — 9.7%
Accor SA	57,770	3,005,179
Airbus Group NV	35,947	2,408,936
AXA SA	87,520	2,091,827
Carrefour SA	44,490	1,641,189
Cie de St-Gobain	48,180	2,718,413
Cie Generale d'Optique Essilor International SA	11,542	1,224,056
Iliad SA	3,760	1,136,547
Publicis Groupe SA	16,112	1,366,531
Schneider Electric SA	38,131	3,589,629
Technip SA	8,980	982,353
Total SA	60,490	4,371,713
Valeo SA	17,760	2,385,428

6

	Shares	Value
Zodiac Aerospace	73,000	$2,470,985
		29,392,786
GERMANY — 7.0%
BASF SE	21,330	2,483,486
Bayer AG	36,430	5,145,494
Continental AG	13,782	3,192,148
Daimler AG	30,980	2,901,591
Henkel AG & Co. KGaA Preference Shares	12,616	1,458,536
Siemens AG	17,370	2,294,039
Sky Deutschland AG(1)	264,821	2,439,704
Wirecard AG	30,650	1,323,284
		21,238,282
GREECE — 0.5%
Alpha Bank AE(1)	1,701,380	1,584,196
HONG KONG — 0.4%
Sands China Ltd.	170,000	1,284,256
INDIA — 1.9%
ICICI Bank Ltd. ADR	40,520	2,021,948
Tata Consultancy Services Ltd.	37,130	1,497,300
Tata Motors Ltd. ADR	54,410	2,125,255
		5,644,503
INDONESIA — 0.5%
PT Bank Mandiri (Persero) Tbk	1,863,600	1,528,765
IRELAND — 0.6%
Bank of Ireland(1)	3,576,723	1,209,709
Kerry Group plc, A Shares	7,230	543,017
		1,752,726
ITALY — 2.3%
Intesa Sanpaolo SpA	350,580	1,082,991
Luxottica Group SpA	38,449	2,225,441
UniCredit SpA	439,520	3,680,220
		6,988,652
JAPAN — 15.6%
Daikin Industries Ltd.	52,500	3,312,571
Daito Trust Construction Co. Ltd.	18,900	2,221,993
FANUC Corp.	17,900	3,086,847
Fuji Heavy Industries Ltd.	97,300	2,694,107
Honda Motor Co., Ltd.	106,600	3,721,872
Japan Tobacco, Inc.	48,700	1,775,323
Keyence Corp.	11,800	5,147,831
Komatsu Ltd.	112,200	2,604,949
Mizuho Financial Group, Inc.	997,400	2,047,867
Murata Manufacturing Co. Ltd.	26,500	2,480,100
Nidec Corp.	82,000	5,031,459

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	Shares	Value
ORIX Corp.	248,500	$4,118,568
Panasonic Corp.	237,000	2,886,906
Rakuten, Inc.	153,930	1,988,987
Seven & I Holdings Co. Ltd.	51,800	2,182,344
Unicharm Corp.	31,800	1,895,036
		47,196,760
MEXICO — 0.9%
Cemex SAB de CV ADR(1)	212,424	2,810,370
NETHERLANDS — 4.2%
Akzo Nobel NV	40,507	3,036,777
ASML Holding NV	38,385	3,574,646
ING Groep NV CVA(1)	267,910	3,763,873
Koninklijke Boskalis Westminster NV	38,530	2,209,817
		12,585,113
NORWAY — 0.8%
Statoil ASA	79,140	2,430,770
RUSSIA — 0.8%
Magnit OJSC GDR	42,495	2,507,205
SPAIN — 3.0%
Amadeus IT Holding SA, A Shares	42,770	1,763,977
Banco Popular Espanol SA	401,681	2,684,107
Bankia SA(1)	1,768,400	3,428,802
Inditex SA	8,020	1,234,353
		9,111,239
SWEDEN — 2.0%
Skandinaviska Enskilda Banken AB, A Shares	242,070	3,235,305
Svenska Cellulosa AB, B Shares	90,987	2,370,832
Volvo AB, B Shares	26,410	363,844
		5,969,981
SWITZERLAND — 10.4%
Adecco SA	19,585	1,612,207
Cie Financiere Richemont SA	25,460	2,671,463
Givaudan SA	1,070	1,784,540
Nestle SA	82,390	6,382,716
Novartis AG	58,420	5,289,948
Roche Holding AG	29,409	8,771,629
Sika AG	420	1,717,321
UBS AG	168,876	3,098,345
		31,328,169
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	113,099	2,419,188
TURKEY — 0.4%
BIM Birlesik Magazalar AS	53,558	1,228,603

8

	Shares	Value
UNITED KINGDOM — 23.2%
ARM Holdings plc	125,050	$1,885,433
Ashtead Group plc	355,504	5,323,583
ASOS plc(1)	20,520	1,039,491
Associated British Foods plc	83,803	4,372,889
BG Group plc	198,811	4,202,027
BT Group plc	406,470	2,677,490
Bunzl plc	74,770	2,075,533
Burberry Group plc	91,108	2,312,326
Capita Group plc (The)	96,768	1,896,220
Carnival plc	17,790	672,243
International Consolidated Airlines Group SA(1)	428,550	2,717,323
Intertek Group plc	23,500	1,105,590
ITV plc	439,083	1,339,078
Johnson Matthey plc	61,287	3,251,483
Lloyds Banking Group plc(1)	2,624,648	3,335,178
Next plc	15,000	1,662,197
Prudential plc	46,030	1,056,383
Reckitt Benckiser Group plc	46,670	4,073,422
Rio Tinto plc	59,487	3,164,641
Rolls-Royce Holdings plc	99,771	1,825,297
Royal Bank of Scotland Group plc(1)	467,280	2,626,224
Shire plc	44,110	3,449,886
Smith & Nephew plc	99,295	1,765,609
St. James's Place plc	283,722	3,699,981
Unilever plc	29,842	1,353,908
Weir Group plc (The)	60,250	2,700,499
Whitbread plc	62,650	4,727,294
		70,311,228
TOTAL COMMON STOCKS (Cost $238,856,355)		298,593,711
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $998,910), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $978,808)		978,807
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $399,693), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $391,523)		391,523
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $798,798), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $783,046)		783,045
SSgA U.S. Government Money Market Fund, Class N	2,314,252	2,314,252
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,467,627)		4,467,627
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $243,323,982)		303,061,338
OTHER ASSETS AND LIABILITIES — (0.2)%		(478,438)
TOTAL NET ASSETS — 100.0%		$302,582,900

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.6%
Financials	18.1%
Industrials	17.0%
Health Care	12.7%
Consumer Staples	11.7%
Information Technology	8.0%
Materials	7.2%
Energy	3.9%
Telecommunication Services	1.3%
Utilities	0.2%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $243,323,982)	$303,061,338
Foreign currency holdings, at value (cost of $205,979)	206,177
Receivable for investments sold	1,431,316
Receivable for capital shares sold	56,668
Dividends and interest receivable	1,622,661
Other assets	13,438
306,391,598

Liabilities
Payable for investments purchased	3,181,055
Payable for capital shares redeemed	369,796
Accrued management fees	233,440
Distribution fees payable	12,563
Accrued foreign taxes	11,844
3,808,698

Net Assets	$302,582,900

Net Assets Consist of:
Capital (par value and paid-in surplus)	$262,638,144
Distributions in excess of net investment income	(922,626)
Accumulated net realized loss	(19,021,741)
Net unrealized appreciation	59,889,123
$302,582,900

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$240,008,180	22,238,720	$10.79
Class II, $0.01 Par Value	$60,025,262	5,566,473	$10.78
Class III, $0.01 Par Value	$1,071,980	99,336	$10.79
Class IV, $0.01 Par Value	$1,477,478	136,965	$10.79

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $451,081)	$3,749,964
Interest	172
3,750,136

Expenses:
Management fees	1,777,436
Distribution fees:
Class II	73,751
Class IV	1,857
Directors' fees and expenses	4,586
Other expenses	1,129
1,858,759
Fees waived	(404,047)
1,454,712

Net investment income (loss)	2,295,424

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	15,549,351
Foreign currency transactions	(38,382)
15,510,969

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $28,891)	(12,355,219)
Translation of assets and liabilities in foreign currencies	619
(12,354,600)

Net realized and unrealized gain (loss)	3,156,369

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,451,793

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$2,295,424	$2,551,017
Net realized gain (loss)	15,510,969	40,568,663
Change in net unrealized appreciation (depreciation)	(12,354,600)	9,929,378
Net increase (decrease) in net assets resulting from operations	5,451,793	53,049,058

Distributions to Shareholders
From net investment income:
Class I	(3,419,114)	(3,430,624)
Class II	(900,642)	(922,860)
Class III	(14,501)	(13,784)
Class IV	(22,279)	(24,271)
Decrease in net assets from distributions	(4,356,536)	(4,391,539)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	24,584,778	(25,010,544)

Redemption Fees
Increase in net assets from redemption fees	21	2

Net increase (decrease) in net assets	25,680,056	23,646,977

Net Assets
Beginning of period	276,902,844	253,255,867
End of period	$302,582,900	$276,902,844

Undistributed (distributions in excess of) net investment income	$(922,626)	$1,138,486

See Notes to Financial Statements.

13

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers Class I, Class II, Class III and Class IV. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II and Class IV are charged a lower unified management fee because they have separate arrangements for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for each class ranges from 1.00% to 1.50% for Class I and Class III and from 0.90% to 1.40% for Class II and Class IV. During the six months ended June 30, 2014, the investment advisor voluntarily agreed to waive 0.30% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2014, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2014 was $311,911, $88,502, $1,406 and $2,228 for Class I, Class II, Class III and Class IV, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2014 was 1.35%, 1.25%, 1.35% and 1.25% for Class I, Class II, Class III and Class IV, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2014 was 1.05%, 0.95%, 1.05% and 0.95% for Class I, Class II, Class III and Class IV, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan for Class II and a separate Master Distribution Plan for Class IV (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that Class II and Class IV will each pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plans during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were $133,039,984 and $113,068,455, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	3,646,069	$39,327,706	1,819,040	$17,378,797
Issued in reinvestment of distributions	329,712	3,419,114	374,932	3,430,624
Redeemed	(1,568,506)	(16,612,463)	(3,997,974)	(38,388,663)
	2,407,275	26,134,357	(1,804,002)	(17,579,242)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	293,349	3,098,065	510,587	4,890,229
Issued in reinvestment of distributions	86,851	900,642	100,969	922,860
Redeemed	(529,080)	(5,576,318)	(1,365,733)	(13,015,648)
	(148,880)	(1,577,611)	(754,177)	(7,202,559)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	18,603	195,398	5,989	58,920
Issued in reinvestment of distributions	1,398	14,501	1,507	13,784
Redeemed	(5,546)	(58,117)	(14,347)	(137,017)
	14,455	151,782	(6,851)	(64,313)
Class IV/Shares Authorized	50,000,000		50,000,000
Sold	2,259	23,934	9,729	91,617
Issued in reinvestment of distributions	2,148	22,279	2,653	24,271
Redeemed	(15,926)	(169,963)	(29,592)	(280,318)
	(11,519)	(123,750)	(17,210)	(164,430)
Net increase (decrease)	2,261,331	$24,584,778	(2,582,240)	$(25,010,544)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,595,264	$284,998,447	—
Temporary Cash Investments	2,314,252	2,153,375	—
	$15,909,516	$287,151,822	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$247,397,074
Gross tax appreciation of investments	$57,672,686
Gross tax depreciation of investments	(2,008,422)
Net tax appreciation (depreciation) of investments	$55,664,264

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of December 31, 2013, the fund had accumulated short-term capital losses of $(33,279,181), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$10.74	0.09	0.14	0.23	(0.18)	$10.79	2.16%	1.05%(4)	1.35%(4)	1.74%(4)	1.44%(4)	42%	$240,008
2013	$8.93	0.10	1.87	1.97	(0.16)	$10.74	22.41%	1.07%	1.37%	1.01%	0.71%	87%	$213,085
2012	$7.43	0.11	1.46	1.57	(0.07)	$8.93	21.16%	1.29%	1.42%	1.33%	1.20%	80%	$193,260
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	$7.43	(12.04)%	1.43%	1.43%	0.92%	0.92%	93%	$185,654
2010	$7.73	0.06	0.95	1.01	(0.18)	$8.56	13.29%	1.41%	1.41%	0.80%	0.80%	111%	$245,893
2009	$5.94	0.08	1.84	1.92	(0.13)	$7.73	33.76%	1.37%	1.37%	1.30%	1.30%	126%	$258,873
Class II
2014(3)	$10.73	0.08	0.13	0.21	(0.16)	$10.78	2.01%	1.20%(4)	1.50%(4)	1.59%(4)	1.29%(4)	42%	$60,025
2013	$8.92	0.08	1.88	1.96	(0.15)	$10.73	22.25%	1.22%	1.52%	0.86%	0.56%	87%	$61,312
2012	$7.42	0.10	1.45	1.55	(0.05)	$8.92	21.01%	1.44%	1.57%	1.18%	1.05%	80%	$57,698
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	$7.42	(12.19)%	1.58%	1.58%	0.77%	0.77%	93%	$56,514
2010	$7.72	0.05	0.94	0.99	(0.16)	$8.55	13.14%	1.56%	1.56%	0.65%	0.65%	111%	$76,546
2009	$5.93	0.07	1.84	1.91	(0.12)	$7.72	33.63%	1.52%	1.52%	1.15%	1.15%	126%	$80,128

19

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2014(3)	$10.74	0.09	0.14	0.23	(0.18)	$10.79	2.16%	1.05%(4)	1.35%(4)	1.74%(4)	1.44%(4)	42%	$1,072
2013	$8.93	0.09	1.88	1.97	(0.16)	$10.74	22.41%	1.07%	1.37%	1.01%	0.71%	87%	$912
2012	$7.43	0.11	1.46	1.57	(0.07)	$8.93	21.16%	1.29%	1.42%	1.33%	1.20%	80%	$819
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	$7.43	(12.04)%	1.43%	1.43%	0.92%	0.92%	93%	$849
2010	$7.73	0.06	0.95	1.01	(0.18)	$8.56	13.29%	1.41%	1.41%	0.80%	0.80%	111%	$1,089
2009	$5.94	0.11	1.81	1.92	(0.13)	$7.73	33.76%	1.37%	1.37%	1.30%	1.30%	126%	$1,237
Class IV
2014(3)	$10.73	0.08	0.14	0.22	(0.16)	$10.79	2.11%	1.20%(4)	1.50%(4)	1.59%(4)	1.29%(4)	42%	$1,477
2013	$8.92	0.08	1.88	1.96	(0.15)	$10.73	22.25%	1.22%	1.52%	0.86%	0.56%	87%	$1,593
2012	$7.42	0.09	1.46	1.55	(0.05)	$8.92	21.01%	1.44%	1.57%	1.18%	1.05%	80%	$1,478
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	$7.42	(12.19)%	1.58%	1.58%	0.77%	0.77%	93%	$1,467
2010	$7.72	0.05	0.94	0.99	(0.16)	$8.55	13.14%	1.56%	1.56%	0.65%	0.65%	111%	$1,811
2009	$5.93	0.09	1.82	1.91	(0.12)	$7.72	33.63%	1.52%	1.52%	1.15%	1.15%	126%	$1,915

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

20

Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

21

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for both the one- and three-year periods reviewed by the Board. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

22

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within range of its peer expense group. The Board and the Advisor agreed to a one year reduction of the Fund’s annual unified management fee of 0.30% (e.g., the Class I unified fee will be reduced from 1.36% to 1.06%) beginning August 1, 2014. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

23

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82872 1408

SEMIANNUAL REPORT	JUNE 30, 2014

VP Large Company Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II(2)	AVVTX	7.91%	22.05%	17.34%	6.67%	10/29/04
Russell 1000 Value Index	—	8.28%	23.81%	19.22%	7.95%	—
S&P 500 Index	—	7.14%	24.61%	18.82%	8.10%	—
Class I(2)	AVVIX	7.93%	22.15%	17.55%	6.14%	12/1/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been reimbursed and/or waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.91%	1.06%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2014
Top Ten Holdings	% of net assets
Chevron Corp.	4.6%
JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	3.5%
Johnson & Johnson	3.5%
U.S. Bancorp	2.2%
Medtronic, Inc.	2.1%
Citigroup, Inc.	1.9%
General Electric Co.	1.8%
Merck & Co., Inc.	1.8%
Microsoft Corp.	1.8%

Top Five Industries	% of net assets
Banks	15.2%
Oil, Gas and Consumable Fuels	10.9%
Insurance	6.8%
Pharmaceuticals	6.0%
Capital Markets	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1) 1/1/14 – 6/30/14	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,079.30	$4.12	0.80%
Class I (before waiver)	$1,000	$1,079.30(2)	$4.64	0.90%
Class II (after waiver)	$1,000	$1,079.10	$4.90	0.95%
Class II (before waiver)	$1,000	$1,079.10(2)	$5.41	1.05%
Hypothetical
Class I (after waiver)	$1,000	$1,020.83	$4.01	0.80%
Class I (before waiver)	$1,000	$1,020.33	$4.51	0.90%
Class II (after waiver)	$1,000	$1,020.08	$4.76	0.95%
Class II (before waiver)	$1,000	$1,019.59	$5.26	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

4

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE AND DEFENSE — 4.8%
General Dynamics Corp.	1,270	$148,018
Honeywell International, Inc.	2,450	227,727
Raytheon Co.	890	82,103
Textron, Inc.	2,420	92,662
United Technologies Corp.	2,060	237,827
		788,337
AUTOMOBILES — 1.7%
Ford Motor Co.	15,750	271,530
BANKS — 15.2%
Bank of America Corp.	9,980	153,393
Citigroup, Inc.	6,710	316,041
JPMorgan Chase & Co.	11,520	663,782
KeyCorp	9,440	135,275
PNC Financial Services Group, Inc. (The)	3,190	284,070
U.S. Bancorp	8,210	355,657
Wells Fargo & Co.	10,930	574,481
		2,482,699
BEVERAGES — 0.5%
PepsiCo, Inc.	910	81,299
BIOTECHNOLOGY — 1.5%
Amgen, Inc.	1,160	137,309
Gilead Sciences, Inc.(1)	1,330	110,271
		247,580
BUILDING PRODUCTS — 0.6%
Masco Corp.	4,510	100,122
CAPITAL MARKETS — 5.3%
Ameriprise Financial, Inc.	1,650	198,000
BlackRock, Inc.	390	124,644
Goldman Sachs Group, Inc. (The)	1,310	219,346
Invesco Ltd.	4,990	188,373
Morgan Stanley	4,020	129,967
		860,330
CHEMICALS — 1.1%
E.I. du Pont de Nemours & Co.	1,160	75,910
LyondellBasell Industries NV, Class A	1,060	103,509
		179,419
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
ADT Corp. (The)	1,700	59,398

5

	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	3,510	$87,224
QUALCOMM, Inc.	2,640	209,088
		296,312
CONSUMER FINANCE — 1.3%
Capital One Financial Corp.	2,620	216,412
DIVERSIFIED CONSUMER SERVICES — 0.3%
ServiceMaster Global Holdings, Inc.(1)	2,819	51,390
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc., Class B(1)	1,430	180,981
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	2,170	106,178
ELECTRIC UTILITIES — 2.6%
PPL Corp.	4,750	168,768
Westar Energy, Inc.	3,580	136,720
Xcel Energy, Inc.	3,930	126,664
		432,152
ELECTRICAL EQUIPMENT — 1.5%
Eaton Corp. plc	3,090	238,486
ENERGY EQUIPMENT AND SERVICES — 3.8%
Halliburton Co.	3,250	230,782
National Oilwell Varco, Inc.	2,100	172,935
Schlumberger Ltd.	1,890	222,926
		626,643
FOOD AND STAPLES RETAILING — 2.2%
CVS Caremark Corp.	3,520	265,302
Kroger Co. (The)	1,760	86,997
		352,299
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.4%
Abbott Laboratories	5,560	227,404
Medtronic, Inc.	5,270	336,015
		563,419
HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Aetna, Inc.	2,460	199,457
WellPoint, Inc.	1,120	120,523
		319,980
HOTELS, RESTAURANTS AND LEISURE — 0.5%
Marriott International, Inc., Class A	1,320	84,612
HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co. (The)	2,170	170,540
INDUSTRIAL CONGLOMERATES — 1.8%
General Electric Co.	11,450	300,906
INSURANCE — 6.8%
Allstate Corp. (The)	3,470	203,759

6

	Shares	Value
American International Group, Inc.	3,330	$181,751
MetLife, Inc.	4,100	227,796
Principal Financial Group, Inc.	1,690	85,311
Prudential Financial, Inc.	2,390	212,160
Travelers Cos., Inc. (The)	2,120	199,429
		1,110,206
MACHINERY — 2.4%
Ingersoll-Rand plc	4,060	253,790
Stanley Black & Decker, Inc.	1,630	143,147
		396,937
MEDIA — 3.5%
Comcast Corp., Class A	3,790	203,447
Markit Ltd.(1)	470	12,681
Time Warner Cable, Inc.	800	117,840
Time Warner, Inc.	3,290	231,122
		565,090
METALS AND MINING — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	2,540	92,710
MULTILINE RETAIL — 2.5%
Macy's, Inc.	3,240	187,985
Target Corp.	3,750	217,312
		405,297
OIL, GAS AND CONSUMABLE FUELS — 10.9%
Chevron Corp.	5,750	750,662
Exxon Mobil Corp.	2,820	283,918
Imperial Oil Ltd.	3,580	188,654
Oasis Petroleum, Inc.(1)	1,800	100,602
Occidental Petroleum Corp.	2,750	282,233
Total SA ADR	2,560	184,832
		1,790,901
PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	2,930	147,877
PHARMACEUTICALS — 6.0%
Johnson & Johnson	5,430	568,087
Merck & Co., Inc.	5,160	298,506
Pfizer, Inc.	3,610	107,145
		973,738
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Brixmor Property Group, Inc.	3,320	76,194
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	11,180	252,109
Microchip Technology, Inc.	4,230	206,466
		458,575
SOFTWARE — 4.4%
Electronic Arts, Inc.(1)	3,820	137,023

7

	Shares	Value
Microsoft Corp.	7,090	$295,653
Oracle Corp.	7,000	283,710
		716,386
SPECIALTY RETAIL — 1.5%
Lowe's Cos., Inc.	4,150	199,159
Michaels Cos., Inc. (The)(1)	2,245	38,277
		237,436
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.7%
Western Digital Corp.	1,320	121,836
TOBACCO — 0.5%
Altria Group, Inc.	2,070	86,816
TRADING COMPANIES AND DISTRIBUTORS — 0.4%
United Rentals, Inc.(1)	610	63,885
TOTAL COMMON STOCKS (Cost $11,604,544)		16,254,908
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $20,372), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $19,962)		19,962
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $8,151), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $7,985)		7,985
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $16,291), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $15,969)		15,969
SSgA U.S. Government Money Market Fund, Class N	47,197	47,197
TOTAL TEMPORARY CASH INVESTMENTS (Cost $91,113)		91,113
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $11,695,657)		16,346,021
OTHER ASSETS AND LIABILITIES — 0.1%		8,790
TOTAL NET ASSETS — 100.0%		$16,354,811

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	140,828	CAD	151,369	JPMorgan Chase Bank N.A.	7/31/14	$(929)
USD	9,546	CAD	10,189	JPMorgan Chase Bank N.A.	7/31/14	3
USD	168,613	EUR	124,032	UBS AG	7/31/14	(1,243)
						$(2,169)

8

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $11,695,657)	$16,346,021
Foreign currency holdings, at value (cost of $7,688)	7,772
Receivable for investments sold	958,435
Receivable for capital shares sold	1,122
Unrealized appreciation on forward foreign currency exchange contracts	3
Dividends and interest receivable	19,766
17,333,119

Liabilities
Payable for investments purchased	949,139
Payable for capital shares redeemed	14,886
Unrealized depreciation on forward foreign currency exchange contracts	2,172
Accrued management fees	10,173
Distribution fees payable	1,938
978,308

Net Assets	$16,354,811

Net Assets Consist of:
Capital (par value and paid-in surplus)	$12,617,184
Undistributed net investment income	3,232
Accumulated net realized loss	(913,900)
Net unrealized appreciation	4,648,295
$16,354,811

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$7,213,929	492,172	$14.66
Class II, $0.01 Par Value	$9,140,882	616,138	$14.84

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $839)	$181,770
Interest	11
181,781

Expenses:
Management fees	64,393
Distribution fees - Class II	10,483
Directors' fees and expenses	277
Other expenses	82
75,235
Fees waived	(7,651)
67,584

Net investment income (loss)	114,197

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,006,166
Foreign currency transactions	(1,480)
1,004,686

Change in net unrealized appreciation (depreciation) on:
Investments	88,855
Translation of assets and liabilities in foreign currencies	(1,115)
87,740

Net realized and unrealized gain (loss)	1,092,426

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,206,623

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$114,197	$212,011
Net realized gain (loss)	1,004,686	692,773
Change in net unrealized appreciation (depreciation)	87,740	2,639,546
Net increase (decrease) in net assets resulting from operations	1,206,623	3,544,330

Distributions to Shareholders
From net investment income:
Class I	(55,242)	(92,461)
Class II	(60,541)	(105,264)
Decrease in net assets from distributions	(115,783)	(197,725)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	262,179	1,382,731

Net increase (decrease) in net assets	1,353,019	4,729,336

Net Assets
Beginning of period	15,001,792	10,272,456
End of period	$16,354,811	$15,001,792

Undistributed net investment income	$3,232	$4,818

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

13

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.70% to 0.90% for Class I and from 0.60% to 0.80% for Class II. During the six months ended June 30, 2014, the investment advisor voluntarily agreed to waive 0.10% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2014, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2014 was $3,458 and $4,193 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2014 was 0.90% and 0.80% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2014 was 0.80% and 0.70% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were $7,052,922 and $6,715,336, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	64,025	$892,644	68,620	$830,219
Issued in reinvestment of distributions	3,900	55,242	7,352	92,461
Redeemed	(72,151)	(1,007,669)	(51,799)	(641,924)
	(4,226)	(59,783)	24,173	280,756
Class II/Shares Authorized	50,000,000		50,000,000
Sold	188,987	2,655,941	580,256	7,272,903
Issued in reinvestment of distributions	4,222	60,541	8,266	105,264
Redeemed	(169,392)	(2,394,520)	(488,789)	(6,276,192)
	23,817	321,962	99,733	1,101,975
Net increase (decrease)	19,591	$262,179	123,906	$1,382,731

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,066,254	$188,654	—
Temporary Cash Investments	47,197	43,916	—
	$16,113,451	$232,570	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(2,172)	—

16

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The USD currency purchased and/or sold as disclosed on the Schedule of Investments is indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $3 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $2,172 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,497) in net realized gain (loss) on foreign currency transactions and $(1,189) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,997,666
Gross tax appreciation of investments	$4,349,819
Gross tax depreciation of investments	(1,464)
Net tax appreciation (depreciation) of investments	$4,348,355

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2013, the fund had accumulated short-term capital losses of $(1,511,888), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	2018
$(175,907)	$(1,172,695)	$(163,286)

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$13.69	0.11	0.97	1.08	(0.11)	$14.66	7.93%	0.80%(4)	0.90%(4)	1.58%(4)	1.48%(4)	44%	$7,214
2013	$10.58	0.20	3.10	3.30	(0.19)	$13.69	31.33%	0.86%	0.91%	1.64%	1.59%	61%	$6,795
2012	$9.26	0.19	1.32	1.51	(0.19)	$10.58	16.40%	0.90%	0.91%	1.89%	1.88%	65%	$4,997
2011	$9.31	0.16	(0.06)	0.10	(0.15)	$9.26	1.12%	0.91%	0.91%	1.69%	1.69%	49%	$4,825
2010	$8.52	0.13	0.79	0.92	(0.13)	$9.31	10.97%	0.93%	0.93%	1.56%	1.56%	33%	$4,158
2009	$7.58	0.16	1.19	1.35	(0.41)	$8.52	20.04%	0.91%	0.91%	2.08%	2.08%	32%	$4,108
Class II
2014(3)	$13.86	0.10	0.98	1.08	(0.10)	$14.84	7.91%	0.95%(4)	1.05%(4)	1.43%(4)	1.33%(4)	44%	$9,141
2013	$10.71	0.19	3.13	3.32	(0.17)	$13.86	31.04%	1.01%	1.06%	1.49%	1.44%	61%	$8,207
2012	$9.36	0.18	1.35	1.53	(0.18)	$10.71	16.37%	1.05%	1.06%	1.74%	1.73%	65%	$5,275
2011	$9.42	0.15	(0.07)	0.08	(0.14)	$9.36	0.85%	1.06%	1.06%	1.54%	1.54%	49%	$4,649
2010	$8.62	0.12	0.80	0.92	(0.12)	$9.42	10.80%	1.08%	1.08%	1.41%	1.41%	33%	$2,941
2009	$7.65	0.14	1.22	1.36	(0.39)	$8.62	19.91%	1.06%	1.06%	1.93%	1.93%	32%	$2,131

18

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

20

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-year period and slightly below its benchmark for the one- and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor during the past year and was satisfied with the efforts being undertaken by the Advisor. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board

21

found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a one year reduction of the Fund’s annual unified management fee of 0.11% (e.g., the Class I unified fee will be reduced from 0.90% to 0.79%) beginning August 1, 2014. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

22

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82877 1408

SEMIANNUAL REPORT	JUNE 30, 2014

VP Mid Cap Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AVMTX	9.99%	24.03%	19.83%	11.09%	10/29/04
Russell Midcap Value Index	—	11.14%	27.76%	22.96%	10.58%	—
Class I	AVIPX	10.02%	24.16%	19.98%	10.48%	12/1/04

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.01%	1.16%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.
Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2014
Top Ten Holdings	% of net assets
Republic Services, Inc.	3.1%
Northern Trust Corp.	2.8%
Imperial Oil Ltd.	2.6%
iShares Russell Midcap Value Index Fund	2.5%
ADT Corp. (The)	2.0%
Applied Materials, Inc.	1.9%
Westar Energy, Inc.	1.7%
Lowe's Cos., Inc.	1.6%
Sysco Corp.	1.6%
Laclede Group, Inc. (The)	1.5%

Top Five Industries	% of net assets
Banks	7.7%
Insurance	7.6%
Electric Utilities	6.8%
Oil, Gas and Consumable Fuels	6.7%
Commercial Services and Supplies	6.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	87.4%
Foreign Common Stocks*	6.9%
Exchange-Traded Funds	2.5%
Total Equity Exposure	96.8%
Temporary Cash Investments	3.5%
Other Assets and Liabilities	(0.3)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1)1/1/14 - 6/30/14	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,100.20	$5.21	1.00%
Class II	$1,000	$1,099.90	$5.99	1.15%
Hypothetical
Class I	$1,000	$1,019.84	$5.01	1.00%
Class II	$1,000	$1,019.09	$5.76	1.15%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.3%
AEROSPACE AND DEFENSE — 3.3%
BAE Systems plc	602,855	$4,466,342
Exelis, Inc.	218,009	3,701,793
General Dynamics Corp.	26,336	3,069,461
Northrop Grumman Corp.	11,358	1,358,757
Rockwell Collins, Inc.	30,804	2,407,025
Textron, Inc.	79,553	3,046,084
		18,049,462
AIRLINES — 0.4%
Southwest Airlines Co.	88,002	2,363,734
AUTO COMPONENTS — 0.3%
Autoliv, Inc.	13,504	1,439,256
BANKS — 7.7%
Bank of Hawaii Corp.	19,663	1,154,021
BOK Financial Corp.	41,573	2,768,762
Comerica, Inc.	60,586	3,038,994
Commerce Bancshares, Inc.	158,769	7,382,759
Cullen/Frost Bankers, Inc.	56,057	4,452,047
KeyCorp	104,486	1,497,284
M&T Bank Corp.	59,293	7,355,297
PNC Financial Services Group, Inc. (The)	69,183	6,160,746
SunTrust Banks, Inc.	101,324	4,059,039
Westamerica Bancorp.	80,923	4,230,654
		42,099,603
BEVERAGES — 0.2%
Dr Pepper Snapple Group, Inc.	21,120	1,237,210
CAPITAL MARKETS — 4.6%
Franklin Resources, Inc.	58,254	3,369,411
LPL Financial Holdings, Inc.	59,381	2,953,611
Northern Trust Corp.	237,676	15,261,176
State Street Corp.	53,270	3,582,940
		25,167,138
COMMERCIAL SERVICES AND SUPPLIES — 6.5%
ADT Corp. (The)	314,114	10,975,143
Republic Services, Inc.	453,248	17,209,827
Tyco International Ltd.	110,346	5,031,778
Waste Management, Inc.	55,214	2,469,722
		35,686,470
COMMUNICATIONS EQUIPMENT — 0.3%
Harris Corp.	19,979	1,513,409
CONTAINERS AND PACKAGING — 1.2%
Bemis Co., Inc.	95,076	3,865,790

5

	Shares	Value
Sonoco Products Co.	63,667	$2,796,891
		6,662,681
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
CenturyLink, Inc.	95,439	3,454,892
ELECTRIC UTILITIES — 6.8%
Edison International	80,502	4,677,971
Great Plains Energy, Inc.	279,017	7,497,187
Northeast Utilities	58,976	2,787,795
Portland General Electric Co.	53,957	1,870,689
Southern Co. (The)	105,373	4,781,827
Westar Energy, Inc.	245,610	9,379,846
Xcel Energy, Inc.	206,642	6,660,072
		37,655,387
ELECTRICAL EQUIPMENT — 0.3%
Regal-Beloit Corp.	24,182	1,899,738
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
TE Connectivity Ltd.	59,433	3,675,337
ENERGY EQUIPMENT AND SERVICES — 0.5%
Cameron International Corp.(1)	39,889	2,700,884
FOOD AND STAPLES RETAILING — 1.6%
Sysco Corp.	233,633	8,749,556
FOOD PRODUCTS — 4.7%
Campbell Soup Co.	51,703	2,368,514
ConAgra Foods, Inc.	160,502	4,763,699
Danone SA	35,900	2,666,324
General Mills, Inc.	61,945	3,254,590
Hillshire Brands Co.	20,090	1,251,607
J.M. Smucker Co. (The)	30,033	3,200,617
Kellogg Co.	41,373	2,718,206
Kraft Foods Group, Inc.	45,407	2,722,150
Mondelez International, Inc., Class A	74,696	2,809,317
		25,755,024
GAS UTILITIES — 2.8%
Atmos Energy Corp.	75,542	4,033,943
Laclede Group, Inc. (The)	174,195	8,457,167
WGL Holdings, Inc.	69,869	3,011,354
		15,502,464
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
Becton Dickinson and Co.	12,442	1,471,888
Boston Scientific Corp.(1)	245,560	3,135,801
CareFusion Corp.(1)	166,182	7,370,172
Medtronic, Inc.	85,253	5,435,731
STERIS Corp.	25,808	1,380,212
Stryker Corp.	48,059	4,052,335
Zimmer Holdings, Inc.	29,336	3,046,837
		25,892,976
HEALTH CARE PROVIDERS AND SERVICES — 4.2%
Cardinal Health, Inc.	60,307	4,134,648

6

	Shares	Value
Cigna Corp.	24,932	$2,292,996
LifePoint Hospitals, Inc.(1)	92,380	5,736,798
Patterson Cos., Inc.	93,329	3,687,429
Quest Diagnostics, Inc.	120,737	7,086,054
		22,937,925
HOTELS, RESTAURANTS AND LEISURE — 1.3%
Carnival Corp.	113,435	4,270,828
International Game Technology	198,228	3,153,807
		7,424,635
INDUSTRIAL CONGLOMERATES — 1.3%
Koninklijke Philips Electronics NV	220,266	6,989,819
INSURANCE — 7.6%
ACE Ltd.	53,352	5,532,603
Aflac, Inc.	39,869	2,481,845
Allstate Corp. (The)	54,807	3,218,267
Arthur J Gallagher & Co.	64,044	2,984,450
Brown & Brown, Inc.	89,021	2,733,835
Chubb Corp. (The)	48,055	4,429,229
HCC Insurance Holdings, Inc.	111,906	5,476,680
MetLife, Inc.	44,668	2,481,754
Reinsurance Group of America, Inc.	73,834	5,825,503
Travelers Cos., Inc. (The)	36,169	3,402,418
Unum Group	94,162	3,273,071
		41,839,655
LIFE SCIENCES TOOLS AND SERVICES — 1.6%
Agilent Technologies, Inc.	56,326	3,235,365
Bio-Rad Laboratories, Inc., Class A(1)	22,448	2,687,250
Waters Corp.(1)	26,365	2,753,561
		8,676,176
MACHINERY — 0.6%
Stanley Black & Decker, Inc.	39,739	3,489,879
MEDIA — 0.1%
Markit Ltd.(1)	21,444	578,559
METALS AND MINING — 2.0%
Constellium NV, Class A(1)	112,778	3,615,663
Newmont Mining Corp.	88,557	2,252,890
Nucor Corp.	99,638	4,907,171
		10,775,724
MULTI-UTILITIES — 3.4%
Ameren Corp.	84,414	3,450,844
Consolidated Edison, Inc.	112,592	6,501,062
NorthWestern Corp.	55,037	2,872,381
PG&E Corp.	125,925	6,046,919
		18,871,206
MULTILINE RETAIL — 1.4%
Family Dollar Stores, Inc.	30,729	2,032,416
Target Corp.	93,875	5,440,056
		7,472,472

7

	Shares	Value
OIL, GAS AND CONSUMABLE FUELS — 6.7%
Apache Corp.	81,334	$8,183,827
Devon Energy Corp.	53,342	4,235,355
Imperial Oil Ltd.	271,622	14,313,580
Murphy Oil Corp.	39,820	2,647,234
Southwestern Energy Co.(1)	101,535	4,618,827
Williams Partners LP	52,505	2,850,496
		36,849,319
PHARMACEUTICALS — 1.0%
Hospira, Inc.(1)	106,104	5,450,562
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.7%
Annaly Capital Management, Inc.	392,999	4,491,979
Capstead Mortgage Corp.	101,430	1,333,804
Corrections Corp. of America	168,268	5,527,604
Empire State Realty Trust, Inc.	169,431	2,795,611
Piedmont Office Realty Trust, Inc., Class A	334,000	6,325,960
		20,474,958
ROAD AND RAIL — 0.5%
Werner Enterprises, Inc.	112,156	2,973,256
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.1%
Applied Materials, Inc.	462,117	10,420,738
KLA-Tencor Corp.	69,284	5,032,790
Maxim Integrated Products, Inc.	53,911	1,822,731
Microchip Technology, Inc.	39,948	1,949,862
Micron Technology, Inc.(1)	49,318	1,625,028
MKS Instruments, Inc.	25,534	797,682
Teradyne, Inc.	325,899	6,387,621
		28,036,452
SPECIALTY RETAIL — 2.4%
Bed Bath & Beyond, Inc.(1)	26,469	1,518,791
CST Brands, Inc.	82,070	2,831,415
Lowe's Cos., Inc.	184,375	8,848,156
		13,198,362
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 2.1%
SanDisk Corp.	33,732	3,522,633
Western Digital Corp.	87,034	8,033,238
		11,555,871
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	31,168	1,065,634
THRIFTS AND MORTGAGE FINANCE — 1.2%
Capitol Federal Financial, Inc.	105,409	1,281,773
People's United Financial, Inc.	356,056	5,401,370
		6,683,143
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc., Class B	92,791	3,734,076
TOTAL COMMON STOCKS (Cost $419,240,041)		518,582,904

8

	Shares	Value
EXCHANGE-TRADED FUNDS — 2.5%
iShares Russell Midcap Value Index Fund (Cost $12,134,344)	188,631	$13,696,497
TEMPORARY CASH INVESTMENTS — 3.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $4,315,206), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $4,228,370)		4,228,364
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $1,726,641), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $1,691,345)		1,691,345
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $3,450,738), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $3,382,694)		3,382,691
SSgA U.S. Government Money Market Fund, Class N	9,996,584	9,996,584
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,298,984)		19,298,984
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $450,673,369)		551,578,385
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,702,513)
TOTAL NET ASSETS — 100.0%		$549,875,872

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,064,322	CAD	16,191,887	JPMorgan Chase Bank N.A.	7/31/14	$(99,452)
USD	8,054,772	EUR	5,925,110	UBS AG	7/31/14	(59,367)
USD	3,720,993	GBP	2,193,186	Credit Suisse AG	7/31/14	(31,578)
						$(190,397)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $450,673,369)	$551,578,385
Cash	789
Receivable for investments sold	1,258,318
Receivable for capital shares sold	4,450,669
Dividends and interest receivable	1,113,453
558,401,614

Liabilities
Payable for investments purchased	7,450,678
Payable for capital shares redeemed	400,426
Unrealized depreciation on forward foreign currency exchange contracts	190,397
Accrued management fees	401,616
Distribution fees payable	82,625
8,525,742

Net Assets	$549,875,872

Net Assets Consist of:
Capital (par value and paid-in surplus)	$454,249,190
Undistributed net investment income	708,443
Accumulated net realized loss	(5,797,776)
Net unrealized appreciation	100,716,015
$549,875,872

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$134,600,568	7,146,565	$18.83
Class II, $0.01 Par Value	$415,275,304	22,034,379	$18.85

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $59,794)	$5,662,358
Interest	968
5,663,326

Expenses:
Management fees	2,163,183
Distribution fees - Class II	456,952
Directors' fees and expenses	8,836
2,628,971

Net investment income (loss)	3,034,355

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	22,354,511
Foreign currency transactions	(108,949)
22,245,562

Change in net unrealized appreciation (depreciation) on:
Investments	21,934,435
Translation of assets and liabilities in foreign currencies	(77,046)
21,857,389

Net realized and unrealized gain (loss)	44,102,951

Net Increase (Decrease) in Net Assets Resulting from Operations	$47,137,306

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$3,034,355	$4,623,800
Net realized gain (loss)	22,245,562	36,530,744
Change in net unrealized appreciation (depreciation)	21,857,389	49,591,568
Net increase (decrease) in net assets resulting from operations	47,137,306	90,746,112

Distributions to Shareholders
From net investment income:
Class I	(843,386)	(1,005,651)
Class II	(2,585,990)	(3,020,289)
From net realized gains:
Class I	(6,689,968)	(1,047,782)
Class II	(24,112,228)	(3,660,934)
Decrease in net assets from distributions	(34,231,572)	(8,734,656)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	93,328,287	95,785,486

Net increase (decrease) in net assets	106,234,021	177,796,942

Net Assets
Beginning of period	443,641,851	265,844,909
End of period	$549,875,872	$443,641,851

Undistributed net investment income	$708,443	$1,103,464

See Notes to Financial Statements.

12

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.
The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

13

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were $197,302,935 and $140,040,771, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	2,472,956	$45,038,002	2,210,300	$36,704,502
Issued in reinvestment of distributions	425,094	7,530,068	124,739	2,053,433
Redeemed	(890,269)	(16,256,379)	(1,353,661)	(22,920,836)
	2,007,781	36,311,691	981,378	15,837,099
Class II/Shares Authorized	150,000,000		150,000,000
Sold	3,233,876	59,066,520	7,611,780	126,988,269
Issued in reinvestment of distributions	1,507,176	26,698,218	406,708	6,681,223
Redeemed	(1,577,188)	(28,748,142)	(3,208,887)	(53,721,105)
	3,163,864	57,016,596	4,809,601	79,948,387
Net increase (decrease)	5,171,645	$93,328,287	5,790,979	$95,785,486

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$486,412,763	$32,170,141	—
Exchange-Traded Funds	13,696,497	—	—
Temporary Cash Investments	9,996,584	9,302,400	—
	$510,105,844	$41,472,541	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(190,397)	—

16

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The USD currency purchased and/or sold as disclosed on the Schedule of Investments is indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $190,397 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(109,301) in net realized gain (loss) on foreign currency transactions and $(78,761) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$457,398,424
Gross tax appreciation of investments	$96,546,937
Gross tax depreciation of investments	(2,366,976)
Net tax appreciation (depreciation) of investments	$94,179,961

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2013, the fund had accumulated short-term capital losses of $(21,804,752), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$18.47	0.13	1.63	1.76	(0.14)	(1.26)	(1.40)	$18.83	10.02%	1.00%(4)	1.40%(4)	30%	$134,601
2013	$14.59	0.23	4.09	4.32	(0.20)	(0.24)	(0.44)	$18.47	30.11%	1.01%	1.39%	63%	$94,906
2012	$13.50	0.29	1.86	2.15	(0.28)	(0.78)	(1.06)	$14.59	16.33%	1.01%	2.06%	78%	$60,637
2011	$14.14	0.21	(0.30)	(0.09)	(0.18)	(0.37)	(0.55)	$13.50	(0.69)%	1.01%	1.52%	98%	$52,242
2010	$12.12	0.28	2.03	2.31	(0.29)	—	(0.29)	$14.14	19.25%	1.04%	1.90%	142%	$50,257
2009	$9.78	0.19	2.55	2.74	(0.40)	—	(0.40)	$12.12	29.94%	1.01%	1.91%	172%	$38,722
Class II
2014(3)	$18.48	0.11	1.65	1.76	(0.13)	(1.26)	(1.39)	$18.85	9.99%	1.15%(4)	1.25%(4)	30%	$415,275
2013	$14.59	0.21	4.10	4.31	(0.18)	(0.24)	(0.42)	$18.48	29.90%	1.16%	1.24%	63%	$348,736
2012	$13.50	0.27	1.86	2.13	(0.26)	(0.78)	(1.04)	$14.59	16.23%	1.16%	1.91%	78%	$205,208
2011	$14.14	0.19	(0.30)	(0.11)	(0.16)	(0.37)	(0.53)	$13.50	(0.84)%	1.16%	1.37%	98%	$154,453
2010	$12.13	0.21	2.07	2.28	(0.27)	—	(0.27)	$14.14	18.98%	1.19%	1.75%	142%	$138,292
2009	$9.77	0.18	2.56	2.74	(0.38)	—	(0.38)	$12.13	29.80%	1.16%	1.76%	172%	$261,289

18

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

20

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor during the past year and was satisfied with the efforts being undertaken by the Advisor. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board

21

found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a one year reduction of the Fund’s annual unified management fee of 0.12% (e.g., the Class I unified fee will be reduced from 1.00% to 0.88%) beginning August 1, 2014. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

22

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to its analysis.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82878 1408

SEMIANNUAL REPORT	JUNE 30, 2014

VP Ultra® Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPUX	3.86%(2)	29.45%(2)	18.64%(2)	6.55%	4.67%	5/1/01
Russell 1000 Growth Index	—	6.31%	26.92%	19.23%	8.19%	4.94%	—
S&P 500 Index	—	7.14%	24.61%	18.82%	7.78%	5.54%	—
Class II	AVPSX	3.82%(2)	29.29%(2)	18.46%(2)	6.40%(2)	5.66%	5/1/02
Class III	AVUTX	3.93%(2)	29.47%(2)	18.63%(2)	6.56%	5.90%	5/13/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
1.01%	1.16%	1.01%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.
Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2014
Top Ten Holdings	% of net assets
Apple, Inc.	7.3%
Google, Inc.*	4.6%
Gilead Sciences, Inc.	3.3%
Starbucks Corp.	2.4%
Amazon.com, Inc.	2.3%
QUALCOMM, Inc.	2.3%
Celgene Corp.	2.3%
MasterCard, Inc., Class A	2.1%
United Technologies Corp.	2.1%
Monsanto Co.	2.1%
*Includes all classes of the issuer.

Top Five Industries	% of net assets
Internet Software and Services	9.0%
Technology Hardware, Storage and Peripherals	8.2%
Biotechnology	7.6%
Media	5.0%
Software	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Exchange-Traded Funds	0.5%
Total Equity Exposure	99.3%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1) 1/1/14 - 6/30/14	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,038.60	$4.55	0.90%
Class I (before waiver)	$1,000	$1,038.60(2)	$5.05	1.00%
Class II (after waiver)	$1,000	$1,038.20	$5.31	1.05%
Class II (before waiver)	$1,000	$1,038.20(2)	$5.81	1.15%
Class III (after waiver)	$1,000	$1,039.30	$4.55	0.90%
Class III (before waiver)	$1,000	$1,039.30(2)	$5.06	1.00%
Hypothetical
Class I (after waiver)	$1,000	$1,020.33	$4.51	0.90%
Class I (before waiver)	$1,000	$1,019.84	$5.01	1.00%
Class II (after waiver)	$1,000	$1,019.59	$5.26	1.05%
Class II (before waiver)	$1,000	$1,019.09	$5.76	1.15%
Class III (after waiver)	$1,000	$1,020.33	$4.51	0.90%
Class III (before waiver)	$1,000	$1,019.84	$5.01	1.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
AEROSPACE AND DEFENSE — 3.7%
Boeing Co. (The)	21,530	$2,739,262
United Technologies Corp.	32,100	3,705,945
		6,445,207
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	19,750	1,287,502
AUTOMOBILES — 0.9%
Tesla Motors, Inc.(1)	6,610	1,586,797
BANKS — 1.0%
JPMorgan Chase & Co.	30,310	1,746,462
BEVERAGES — 1.8%
Boston Beer Co., Inc., Class A(1)	2,390	534,213
Coca-Cola Co. (The)	45,610	1,932,039
Constellation Brands, Inc., Class A(1)	7,830	690,058
		3,156,310
BIOTECHNOLOGY — 7.6%
Alexion Pharmaceuticals, Inc.(1)	10,920	1,706,250
Celgene Corp.(1)	45,910	3,942,751
Gilead Sciences, Inc.(1)	70,150	5,816,136
Isis Pharmaceuticals, Inc.(1)	6,510	224,270
Regeneron Pharmaceuticals, Inc.(1)	5,540	1,564,884
		13,254,291
BUILDING PRODUCTS — 0.5%
Lennox International, Inc.	10,470	937,798
CAPITAL MARKETS — 1.8%
Franklin Resources, Inc.	29,070	1,681,409
T. Rowe Price Group, Inc.	17,130	1,445,943
		3,127,352
CHEMICALS — 3.0%
Monsanto Co.	28,940	3,609,976
Valspar Corp. (The)	21,680	1,651,799
		5,261,775
COMMUNICATIONS EQUIPMENT — 2.3%
QUALCOMM, Inc.	50,600	4,007,520
CONSUMER FINANCE — 1.2%
American Express Co.	22,010	2,088,089
ELECTRICAL EQUIPMENT — 3.3%
Acuity Brands, Inc.	10,610	1,466,833
Eaton Corp. plc	16,530	1,275,785

6

	Shares	Value
Emerson Electric Co.	44,440	$2,949,038
		5,691,656
ENERGY EQUIPMENT AND SERVICES — 2.9%
Core Laboratories NV	9,160	1,530,270
Schlumberger Ltd.	30,420	3,588,039
		5,118,309
FOOD AND STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	22,310	2,569,220
FOOD PRODUCTS — 1.6%
Mead Johnson Nutrition Co.	15,590	1,452,520
Nestle SA	16,980	1,315,433
		2,767,953
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Intuitive Surgical, Inc.(1)	1,450	597,110
St. Jude Medical, Inc.	16,380	1,134,315
Varian Medical Systems, Inc.(1)	8,730	725,812
		2,457,237
HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Express Scripts Holding Co.(1)	30,160	2,090,993
UnitedHealth Group, Inc.	41,900	3,425,325
		5,516,318
HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.(1)	27,010	1,393,176
HOTELS, RESTAURANTS AND LEISURE — 4.0%
Chipotle Mexican Grill, Inc.(1)	680	402,907
Starbucks Corp.	54,300	4,201,734
Wynn Resorts Ltd.	11,700	2,428,452
		7,033,093
HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.	23,490	1,601,548
INSURANCE — 1.5%
MetLife, Inc.	46,920	2,606,875
INTERNET AND CATALOG RETAIL — 2.3%
Amazon.com, Inc.(1)	12,490	4,056,502
INTERNET SOFTWARE AND SERVICES — 9.0%
Baidu, Inc. ADR(1)	6,790	1,268,440
Facebook, Inc., Class A(1)	47,730	3,211,752
Google, Inc., Class A(1)	6,860	4,010,836
Google, Inc., Class C(1)	6,850	3,940,668
LinkedIn Corp., Class A(1)	7,850	1,346,039
Tencent Holdings Ltd.	81,000	1,235,317
Yelp, Inc.(1)	9,570	733,828
		15,746,880

7

	Shares	Value
IT SERVICES — 3.7%
MasterCard, Inc., Class A	50,700	$3,724,929
Teradata Corp.(1)	14,900	598,980
Visa, Inc., Class A	10,010	2,109,207
		6,433,116
MACHINERY — 3.6%
Cummins, Inc.	15,100	2,329,779
Donaldson Co., Inc.	17,180	727,058
WABCO Holdings, Inc.(1)	18,430	1,968,692
Wabtec Corp.	15,780	1,303,270
		6,328,799
MEDIA — 5.0%
Comcast Corp., Class A	27,600	1,481,568
Time Warner, Inc.	34,820	2,446,105
Twenty-First Century Fox, Inc.	44,130	1,551,170
Walt Disney Co. (The)	38,630	3,312,136
		8,790,979
OIL, GAS AND CONSUMABLE FUELS — 3.5%
Concho Resources, Inc.(1)	7,940	1,147,330
EOG Resources, Inc.	14,120	1,650,063
Noble Energy, Inc.	26,980	2,089,871
Occidental Petroleum Corp.	12,700	1,303,401
		6,190,665
PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	17,860	1,326,284
PHARMACEUTICALS — 1.4%
Pfizer, Inc.	79,430	2,357,482
PROFESSIONAL SERVICES — 1.0%
Nielsen NV	36,500	1,766,965
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
ARM Holdings plc	88,760	1,338,273
Linear Technology Corp.	28,320	1,333,022
		2,671,295
SOFTWARE — 4.9%
Microsoft Corp.	20,720	864,024
NetSuite, Inc.(1)	9,010	782,789
Oracle Corp.	73,350	2,972,875
Salesforce.com, Inc.(1)	23,900	1,388,112
Tableau Software, Inc., Class A(1)	12,010	856,673
VMware, Inc., Class A(1)	11,140	1,078,463
Workday, Inc.(1)	7,282	654,361
		8,597,297
SPECIALTY RETAIL — 3.6%
Home Depot, Inc. (The)	17,320	1,402,227

8

	Shares	Value
O'Reilly Automotive, Inc.(1)	7,670	$1,155,102
Tiffany & Co.	13,870	1,390,468
TJX Cos., Inc. (The)	42,820	2,275,883
		6,223,680
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 8.2%
Apple, Inc.	136,420	12,677,510
EMC Corp.	60,670	1,598,048
		14,275,558
TEXTILES, APPAREL AND LUXURY GOODS — 2.8%
Burberry Group plc	38,110	967,234
NIKE, Inc., Class B	32,250	2,500,988
Under Armour, Inc., Class A(1)	22,600	1,344,474
		4,812,696
TOBACCO — 1.9%
Philip Morris International, Inc.	40,180	3,387,576
TOTAL COMMON STOCKS (Cost $81,429,385)		172,620,262
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth Index Fund (Cost $870,782)	9,660	878,384
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $150,722), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $147,689)		147,689
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $60,308), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $59,075)		59,075
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $120,528), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $118,151)		118,151
SSgA U.S. Government Money Market Fund, Class N	349,190	349,190
TOTAL TEMPORARY CASH INVESTMENTS (Cost $674,105)		674,105
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $82,974,272)		174,172,751
OTHER ASSETS AND LIABILITIES — 0.3%		469,920
TOTAL NET ASSETS — 100.0%		$174,642,671

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,124,214	CHF	1,005,980	Credit Suisse AG	7/31/14	$(10,450)
USD	1,937,603	GBP	1,142,040	Credit Suisse AG	7/31/14	(16,443)
						$(26,893)

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)

Assets
Investment securities, at value (cost of $82,974,272)	$174,172,751
Foreign currency holdings, at value (cost of $10,021)	10,166
Receivable for investments sold	3,076,807
Receivable for capital shares sold	2,526
Dividends and interest receivable	175,888
177,438,138

Liabilities
Payable for investments purchased	2,065,574
Payable for capital shares redeemed	557,128
Unrealized depreciation on forward foreign currency exchange contracts	26,893
Accrued management fees	117,959
Distribution fees payable	27,913
2,795,467

Net Assets	$174,642,671

Net Assets Consist of:
Capital (par value and paid-in surplus)	$40,255,676
Undistributed net investment income	327,841
Undistributed net realized gain	42,886,150
Net unrealized appreciation	91,173,004
$174,642,671

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$37,737,271	2,477,080	$15.23
Class II, $0.01 Par Value	$135,801,174	9,030,478	$15.04
Class III, $0.01 Par Value	$1,104,226	72,563	$15.22

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $13,046)	$1,412,513
Interest	48
1,412,561

Expenses:
Management fees	1,010,544
Distribution fees - Class II	229,906
Directors' fees and expenses	4,795
Other expenses	2,013
1,247,258
Fees waived	(111,206)
1,136,052

Net investment income (loss)	276,509

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	50,036,856
Foreign currency transactions	(81,115)
49,955,741

Change in net unrealized appreciation (depreciation) on:
Investments	(44,807,582)
Translation of assets and liabilities in foreign currencies	(3,612)
(44,811,194)

Net realized and unrealized gain (loss)	5,144,547

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,421,056

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$276,509	$727,582
Net realized gain (loss)	49,955,741	40,769,945
Change in net unrealized appreciation (depreciation)	(44,811,194)	34,359,091
Net increase (decrease) in net assets resulting from operations	5,421,056	75,856,618

Distributions to Shareholders
From net investment income:
Class I	(144,152)	(183,359)
Class II	(489,713)	(860,901)
Class III	(4,183)	(2,423)
Decrease in net assets from distributions	(638,048)	(1,046,683)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(88,499,185)	(49,589,485)

Redemption Fees
Increase in net assets from redemption fees	—	31

Net increase (decrease) in net assets	(83,716,177)	25,220,481

Net Assets
Beginning of period	258,358,848	233,138,367
End of period	$174,642,671	$258,358,848

Undistributed net investment income	$327,841	$689,380

See Notes to Financial Statements.

13

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I, Class II, and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

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security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.000% for Class I and Class III and from 0.800% to 0.900% for Class II. During the six months ended June 30, 2014, the investment advisor voluntarily agreed to waive 0.100% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2014, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2014 was $18,781, $91,963 and $462 for Class I, Class II and Class III, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2014 was 1.00%, 0.90% and 1.00% for Class I, Class II and Class III, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2014 was 0.90%, 0.80% and 0.90% for Class I, Class II and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were $26,114,993 and $116,925,185, respectively.

For the six months ended June 30, 2014, the fund incurred net realized gains of $32,905,965 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	167,707	$2,466,224	506,832	$6,571,330
Issued in reinvestment of distributions	9,826	144,152	16,014	183,359
Redeemed	(377,445)	(5,511,547)	(818,610)	(10,189,712)
	(199,912)	(2,901,171)	(295,764)	(3,435,023)
Class II/Shares Authorized	150,000,000		150,000,000
Sold	589,059	8,481,647	1,712,490	21,627,305
Issued in reinvestment of distributions	33,797	489,713	76,186	860,901
Redeemed	(6,641,458)	(95,135,272)	(5,570,716)	(68,608,928)
	(6,018,602)	(86,163,912)	(3,782,040)	(46,120,722)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	44,926	666,108	5,587	70,561
Issued in reinvestment of distributions	286	4,183	212	2,423
Redeemed	(7,082)	(104,393)	(8,289)	(106,724)
	38,130	565,898	(2,490)	(33,740)
Net increase (decrease)	(6,180,384)	$(88,499,185)	(4,080,294)	$(49,589,485)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$167,764,005	$4,856,257	—
Exchange-Traded Funds	878,384	—	—
Temporary Cash Investments	349,190	324,915	—
	$168,991,579	$5,181,172	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(26,893)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The USD currency purchased and/or sold as disclosed on the Schedule of Investments is indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $26,893 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(81,567) in net realized gain (loss) on foreign currency transactions and $(3,762) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$84,530,730
Gross tax appreciation of investments	$90,032,319
Gross tax depreciation of investments	(390,298)
Net tax appreciation (depreciation) of investments	$89,642,021

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of December 31, 2013, the fund had accumulated short-term capital losses of $(4,138,531), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$14.72	0.03	0.54	0.57	(0.06)	$15.23	3.86%	0.90%(4)	1.00%(4)	0.37%(4)	0.27%(4)	12%	$37,737
2013	$10.80	0.05	3.94	3.99	(0.07)	$14.72	37.07%	0.91%	1.01%	0.42%	0.32%	34%	$39,393
2012	$9.48	0.06	1.26	1.32	—	$10.80	13.92%	0.97%	1.01%	0.57%	0.53%	20%	$32,105
2011	$9.38	0.02	0.08	0.10	—	$9.48	1.07%	1.01%	1.01%	0.16%	0.16%	13%	$30,743
2010	$8.12	0.02	1.28	1.30	(0.04)	$9.38	16.08%	1.02%	1.02%	0.21%	0.21%	28%	$33,473
2009	$6.06	0.04	2.04	2.08	(0.02)	$8.12	34.48%	1.01%	1.01%	0.61%	0.61%	50%	$31,366
Class II
2014(3)	$14.52	0.02	0.53	0.55	(0.03)	$15.04	3.82%	1.05%(4)	1.15%(4)	0.22%(4)	0.12%(4)	12%	$135,801
2013	$10.65	0.03	3.89	3.92	(0.05)	$14.52	36.92%	1.06%	1.16%	0.27%	0.17%	34%	$218,460
2012	$9.36	0.04	1.25	1.29	—	$10.65	13.78%	1.12%	1.16%	0.42%	0.38%	20%	$200,635
2011	$9.28	—(5)	0.08	0.08	—	$9.36	0.86%	1.16%	1.16%	0.01%	0.01%	13%	$192,751
2010	$8.04	0.01	1.26	1.27	(0.03)	$9.28	15.82%	1.17%	1.17%	0.06%	0.06%	28%	$215,586
2009	$5.99	0.03	2.03	2.06	(0.01)	$8.04	34.52%	1.16%	1.16%	0.46%	0.46%	50%	$216,242

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For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2014(3)	$14.70	0.03	0.55	0.58	(0.06)	$15.22	3.93%	0.90%(4)	1.00%(4)	0.37%(4)	0.27%(4)	12%	$1,104
2013	$10.79	0.05	3.93	3.98	(0.07)	$14.70	37.02%	0.91%	1.01%	0.42%	0.32%	34%	$506
2012	$9.47	0.05	1.27	1.32	—	$10.79	13.94%	0.97%	1.01%	0.57%	0.53%	20%	$398
2011	$9.37	0.02	0.08	0.10	—	$9.47	1.07%	1.01%	1.01%	0.16%	0.16%	13%	$502
2010	$8.11	0.02	1.28	1.30	(0.04)	$9.37	16.10%	1.02%	1.02%	0.21%	0.21%	28%	$875
2009	$6.05	0.04	2.04	2.08	(0.02)	$8.11	34.54%	1.01%	1.01%	0.61%	0.61%	50%	$930

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

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Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods and below its benchmark for the ten-year period reviewed by the Board. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board

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found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a one year reduction of the Fund’s annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 1.00% to 0.84%) beginning August 1, 2014. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

24

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82874 1408

SEMIANNUAL REPORT	JUNE 30, 2014

VP Value Fund

31

32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPIX	8.62%(2)	22.59%(2)	18.01%(2)	7.68%	9.17%	5/1/96
Russell 1000 Value Index(3)	—	8.28%	23.81%	19.22%	8.02%	9.02%	—
S&P 500 Index	—	7.14%	24.61%	18.82%	7.78%	8.21%	—
Russell 3000 Value Index	—	7.95%	23.71%	19.27%	8.03%	9.08%	—
Class II	AVPVX	8.53%(2)	22.38%(2)	17.86%(2)	7.52%	7.53%	8/14/01
Class III	AVPTX	8.62%(2)	22.59%(2)	18.01%(2)	7.68%	7.97%	5/6/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
Effective May 2014, the fund’s benchmark changed from the Russell 3000 Value Index to the Russell 1000 Value Index. The fund’s investment advisor believes that the Russell 1000 Value Index aligns better with the fund’s strategy. The fund’s investment process did not change.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.97%	1.12%	0.97%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.
Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2014
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.0%
Chevron Corp.	3.2%
General Electric Co.	3.0%
Pfizer, Inc.	2.9%
Procter & Gamble Co. (The)	2.7%
Wells Fargo & Co.	2.7%
JPMorgan Chase & Co.	2.5%
Republic Services, Inc.	2.3%
Northern Trust Corp.	2.1%
Johnson & Johnson	2.0%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	16.3%
Banks	10.7%
Pharmaceuticals	7.3%
Commercial Services and Supplies	4.9%
Insurance	4.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.6%
Foreign Common Stocks*	7.5%
Total Common Stocks	98.1%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	—**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1) 1/1/14 – 6/30/14	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,086.20	$4.50	0.87%
Class I (before waiver)	$1,000	$1,086.20(2)	$4.97	0.96%
Class II (after waiver)	$1,000	$1,085.30	$5.27	1.02%
Class II (before waiver)	$1,000	$1,085.30(2)	$5.74	1.11%
Class III (after waiver)	$1,000	$1,086.20	$4.50	0.87%
Class III (before waiver)	$1,000	$1,086.20(2)	$4.97	0.96%
Hypothetical
Class I (after waiver)	$1,000	$1,020.48	$4.36	0.87%
Class I (before waiver)	$1,000	$1,020.03	$4.81	0.96%
Class II (after waiver)	$1,000	$1,019.74	$5.11	1.02%
Class II (before waiver)	$1,000	$1,019.29	$5.56	1.11%
Class III (after waiver)	$1,000	$1,020.48	$4.36	0.87%
Class III (before waiver)	$1,000	$1,020.03	$4.81	0.96%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

5

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
AEROSPACE AND DEFENSE — 1.3%
BAE Systems plc	522,034	$3,867,567
Boeing Co. (The)	24,641	3,135,074
Textron, Inc.	113,885	4,360,657
		11,363,298
AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	26,790	2,750,261
AIRLINES — 0.5%
Japan Airlines Co. Ltd.	61,681	3,409,640
Southwest Airlines Co.	55,158	1,481,544
		4,891,184
AUTOMOBILES — 1.1%
General Motors Co.	154,264	5,599,783
Honda Motor Co., Ltd.	123,400	4,308,433
		9,908,216
BANKS — 10.7%
BOK Financial Corp.	53,994	3,596,000
Commerce Bancshares, Inc.	130,822	6,083,223
Cullen/Frost Bankers, Inc.	57,922	4,600,165
Investors Bancorp, Inc.	125,478	1,386,532
JPMorgan Chase & Co.	394,339	22,721,813
M&T Bank Corp.	48,614	6,030,567
PNC Financial Services Group, Inc. (The)	133,402	11,879,448
U.S. Bancorp	344,042	14,903,900
Wells Fargo & Co.	463,902	24,382,689
		95,584,337
BEVERAGES — 0.3%
PepsiCo, Inc.	31,941	2,853,609
CAPITAL MARKETS — 3.8%
Franklin Resources, Inc.	54,235	3,136,952
Goldman Sachs Group, Inc. (The)	19,646	3,289,526
LPL Financial Holdings, Inc.	53,700	2,671,038
Northern Trust Corp.	289,574	18,593,547
State Street Corp.	91,200	6,134,112
		33,825,175
COMMERCIAL SERVICES AND SUPPLIES — 4.9%
ADT Corp. (The)	284,708	9,947,698
Republic Services, Inc.	539,009	20,466,172
Tyco International Ltd.	157,127	7,164,991
Waste Management, Inc.	136,402	6,101,261
		43,680,122

6

	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	568,653	$14,131,027
CONTAINERS AND PACKAGING — 0.6%
Bemis Co., Inc.	76,565	3,113,133
Sonoco Products Co.	50,001	2,196,544
		5,309,677
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc., Class A(1)	50	9,495,025
Berkshire Hathaway, Inc., Class B(1)	34,364	4,349,108
		13,844,133
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
CenturyLink, Inc.	136,828	4,953,174
Verizon Communications, Inc.	324,100	15,858,213
		20,811,387
ELECTRIC UTILITIES — 3.0%
Great Plains Energy, Inc.	267,923	7,199,091
Southern Co. (The)	82,159	3,728,375
Westar Energy, Inc.	186,682	7,129,386
Xcel Energy, Inc.	278,413	8,973,251
		27,030,103
FOOD AND STAPLES RETAILING — 2.0%
CVS Caremark Corp.	35,918	2,707,140
Sysco Corp.	188,748	7,068,613
Wal-Mart Stores, Inc.	108,178	8,120,922
		17,896,675
FOOD PRODUCTS — 2.8%
ConAgra Foods, Inc.	159,754	4,741,499
Danone SA	47,593	3,534,773
Hillshire Brands Co.	59,313	3,695,200
Kellogg Co.	46,342	3,044,669
Mondelez International, Inc., Class A	146,266	5,501,064
Unilever CVA	94,841	4,149,862
		24,667,067
GAS UTILITIES — 0.5%
Laclede Group, Inc. (The)	92,627	4,497,041
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.0%
Becton Dickinson and Co.	20,016	2,367,893
Boston Scientific Corp.(1)	314,889	4,021,133
CareFusion Corp.(1)	242,279	10,745,074
Medtronic, Inc.	154,473	9,849,198
Stryker Corp.	67,061	5,654,583
Zimmer Holdings, Inc.	28,458	2,955,648
		35,593,529
HEALTH CARE PROVIDERS AND SERVICES — 2.4%
LifePoint Hospitals, Inc.(1)	94,468	5,866,463

7

	Shares	Value
Quest Diagnostics, Inc.	51,913	$3,046,774
UnitedHealth Group, Inc.	133,568	10,919,184
WellPoint, Inc.	12,233	1,316,393
		21,148,814
HOTELS, RESTAURANTS AND LEISURE — 1.5%
Carnival Corp.	92,435	3,480,178
International Game Technology	249,895	3,975,829
International Speedway Corp., Class A	114,494	3,810,360
Speedway Motorsports, Inc.	102,823	1,876,520
		13,142,887
HOUSEHOLD PRODUCTS — 2.7%
Procter & Gamble Co. (The)	311,478	24,479,056
INDUSTRIAL CONGLOMERATES — 4.0%
General Electric Co.	1,026,272	26,970,428
Koninklijke Philips Electronics NV	269,478	8,551,490
		35,521,918
INSURANCE — 4.4%
ACE Ltd.	54,899	5,693,026
Aflac, Inc.	71,095	4,425,664
Brown & Brown, Inc.	49,449	1,518,579
Chubb Corp. (The)	68,274	6,292,814
HCC Insurance Holdings, Inc.	121,489	5,945,672
MetLife, Inc.	105,169	5,843,190
Reinsurance Group of America, Inc.	62,752	4,951,133
Travelers Cos., Inc. (The)	32,823	3,087,659
Unum Group	51,980	1,806,825
		39,564,562
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Waters Corp.(1)	19,500	2,036,580
MEDIA — 0.5%
Markit Ltd.(1)	72,425	1,954,027
Walt Disney Co. (The)	32,031	2,746,338
		4,700,365
METALS AND MINING — 1.4%
Constellium NV, Class A(1)	104,876	3,362,325
Freeport-McMoRan Copper & Gold, Inc.	119,042	4,345,033
Newmont Mining Corp.	76,816	1,954,199
Nucor Corp.	63,780	3,141,165
		12,802,722
MULTI-UTILITIES — 1.6%
Consolidated Edison, Inc.	58,473	3,376,231
PG&E Corp.	236,100	11,337,522
		14,713,753
MULTILINE RETAIL — 0.9%
Family Dollar Stores, Inc.	28,580	1,890,281
Target Corp.	113,161	6,557,680
		8,447,961

8

	Shares	Value
OIL, GAS AND CONSUMABLE FUELS — 16.3%
Apache Corp.	102,675	$10,331,159
Chevron Corp.	219,480	28,653,114
Devon Energy Corp.	68,326	5,425,084
El Paso Pipeline Partners LP	112,194	4,064,789
Exxon Mobil Corp.	357,277	35,970,648
Imperial Oil Ltd.	300,689	15,845,314
Occidental Petroleum Corp.	166,413	17,078,966
Peabody Energy Corp.	201,237	3,290,225
Southwestern Energy Co.(1)	97,629	4,441,143
Total SA	170,182	12,299,337
Ultra Petroleum Corp.(1)	133,022	3,949,423
Williams Partners LP	80,495	4,370,074
		145,719,276
PHARMACEUTICALS — 7.3%
Eli Lilly & Co.	29,328	1,823,322
Hospira, Inc.(1)	87,096	4,474,121
Johnson & Johnson	171,041	17,894,309
Mallinckrodt plc(1)	18,561	1,485,251
Merck & Co., Inc.	245,922	14,226,588
Pfizer, Inc.	863,929	25,641,413
		65,545,004
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Annaly Capital Management, Inc.	470,174	5,374,089
Capstead Mortgage Corp.	239,262	3,146,295
Corrections Corp. of America	207,305	6,809,969
Empire State Realty Trust, Inc.	200,661	3,310,907
Piedmont Office Realty Trust, Inc., Class A	344,018	6,515,701
		25,156,961
ROAD AND RAIL — 0.6%
Heartland Express, Inc.	84,395	1,800,989
Werner Enterprises, Inc.	139,255	3,691,650
		5,492,639
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	362,874	8,182,809
Broadcom Corp., Class A	70,650	2,622,528
Intel Corp.	424,267	13,109,850
KLA-Tencor Corp.	24,657	1,791,084
Teradyne, Inc.	141,401	2,771,460
		28,477,731
SOFTWARE — 1.0%
Microsoft Corp.	65,431	2,728,473
NICE Systems Ltd. ADR	88,031	3,592,545
Oracle Corp.	54,023	2,189,552
		8,510,570

9

	Shares	Value
SPECIALTY RETAIL — 1.3%
CST Brands, Inc.	112,059	$3,866,036
Lowe's Cos., Inc.	165,658	7,949,927
		11,815,963
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 3.8%
Apple, Inc.	136,808	12,713,567
EMC Corp.	172,223	4,536,354
Hewlett-Packard Co.	128,657	4,333,168
NetApp, Inc.	69,997	2,556,290
QLogic Corp.(1)	214,973	2,169,078
SanDisk Corp.	28,588	2,985,445
Western Digital Corp.	53,188	4,909,252
		34,203,154
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	63,970	2,187,134
THRIFTS AND MORTGAGE FINANCE — 0.5%
People's United Financial, Inc.	310,372	4,708,343
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Rogers Communications, Inc., Class B	56,050	2,255,552
TOTAL COMMON STOCKS (Cost $647,268,212)		879,267,786
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $3,891,173), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $3,812,869)		3,812,864
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $1,556,973), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $1,525,146)		1,525,146
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $3,111,652), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $3,050,294)		3,050,291
SSgA U.S. Government Money Market Fund, Class N	9,014,983	9,014,983
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,403,284)		17,403,284
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $664,671,496)		896,671,070
OTHER ASSETS AND LIABILITIES†		12,080
TOTAL NET ASSETS — 100.0%		$896,683,150

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	509,909	USD	476,610	JPMorgan Chase Bank N.A.	7/31/14	$923
USD	13,804,808	CAD	14,838,098	JPMorgan Chase Bank N.A.	7/31/14	(91,137)
USD	21,332,663	EUR	15,692,359	UBS AG	7/31/14	(157,233)
USD	2,813,839	GBP	1,658,502	Credit Suisse AG	7/31/14	(23,879)
USD	5,750,873	JPY	587,336,618	Credit Suisse AG	7/31/14	(48,086)
						$(319,412)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $664,671,496)	$896,671,070
Foreign currency holdings, at value (cost of $202,841)	205,493
Receivable for investments sold	1,203,616
Receivable for capital shares sold	145,535
Unrealized appreciation on forward foreign currency exchange contracts	923
Dividends and interest receivable	1,767,590
899,994,227

Liabilities
Payable for investments purchased	1,540,441
Payable for capital shares redeemed	754,698
Unrealized depreciation on forward foreign currency exchange contracts	320,335
Accrued management fees	605,265
Distribution fees payable	90,338
3,311,077

Net Assets	$896,683,150

Net Assets Consist of:
Capital (par value and paid-in surplus)	$931,118,564
Undistributed net investment income	1,251,974
Accumulated net realized loss	(267,371,183)
Net unrealized appreciation	231,683,795
$896,683,150

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$445,113,385	48,950,190	$9.09
Class II, $0.01 Par Value	$441,821,316	48,539,854	$9.10
Class III, $0.01 Par Value	$9,748,449	1,072,073	$9.09

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $171,267)	$12,133,726
Interest	1,066
12,134,792

Expenses:
Management fees	4,118,632
Distribution fees — Class II	594,925
Directors’ fees and expenses	17,019
4,730,576
Fees waived	(409,432)
4,321,144

Net investment income (loss)	7,813,648

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	70,860,709
Foreign currency transactions	(151,226)
70,709,483

Change in net unrealized appreciation (depreciation) on:
Investments	(3,301,422)
Translation of assets and liabilities in foreign currencies	(84,717)
(3,386,139)

Net realized and unrealized gain (loss)	67,323,344

Net Increase (Decrease) in Net Assets Resulting from Operations	$75,136,992

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$7,813,648	$14,941,777
Net realized gain (loss)	70,709,483	93,625,951
Change in net unrealized appreciation (depreciation)	(3,386,139)	127,564,749
Net increase (decrease) in net assets resulting from operations	75,136,992	236,132,477

Distributions to Shareholders
From net investment income:
Class I	(4,180,145)	(6,577,276)
Class II	(4,250,017)	(6,986,297)
Class III	(90,862)	(137,827)
Decrease in net assets from distributions	(8,521,024)	(13,701,400)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(119,670,154)	(41,768,621)

Redemption Fees
Increase in net assets from redemption fees	3	6,216

Net increase (decrease) in net assets	(53,054,183)	180,668,672

Net Assets
Beginning of period	949,737,333	769,068,661
End of period	$896,683,150	$949,737,333

Undistributed net investment income	$1,251,974	$1,959,350

See Notes to Financial Statements.

14

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I, Class II and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

15

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders - Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption Fees - The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and Class III and from 0.80% to 0.90% for Class II. During the six months ended June 30, 2014, the investment advisor voluntarily agreed to waive 0.09% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2014, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2014 was $190,844, $214,173 and $4,415 for Class I, Class II and Class III, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2014 was 0.96%, 0.86% and 0.96% for Class I, Class II and Class III, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2014 was 0.87%, 0.77% and 0.87% for Class I, Class II and Class III, respectively.

Distribution Fees - The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 were $201,451,909 and $325,285,320, respectively.

For the six months ended June 30, 2014, the fund incurred net realized gains of $21,598,277 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	650,000,000		650,000,000
Sold	2,538,736	$21,866,738	7,409,923	$56,339,682
Issued in reinvestment of distributions	475,862	4,176,045	847,721	6,577,276
Redeemed	(5,010,866)	(43,040,398)	(11,735,621)	(89,201,132)
	(1,996,268)	(16,997,615)	(3,477,977)	(26,284,174)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	2,656,400	22,914,790	5,442,726	41,613,148
Issued in reinvestment of distributions	484,886	4,250,017	899,898	6,986,297
Redeemed	(14,763,222)	(128,286,325)	(8,716,203)	(66,491,138)
	(11,621,936)	(101,121,518)	(2,373,579)	(17,891,693)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	99,279	853,361	558,340	4,297,923
Issued in reinvestment of distributions	10,351	90,862	17,660	137,827
Redeemed	(290,952)	(2,495,244)	(266,893)	(2,028,504)
	(181,322)	(1,551,021)	309,107	2,407,246
Net increase (decrease)	(13,799,526)	$(119,670,154)	(5,542,449)	$(41,768,621)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$821,045,818	$58,221,968	—
Temporary Cash Investments	9,014,983	8,388,301	—
	$830,060,801	$66,610,269	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$923	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(320,335)	—

7. Derivative Instruments

Foreign Currency Risk - The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The USD currency purchased and/or sold as disclosed on the Schedule of Investments is indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $923 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $320,335 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(148,315) in net realized gain (loss) on foreign currency transactions and $(89,578) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$685,154,248
Gross tax appreciation of investments	$215,632,011
Gross tax depreciation of investments	(4,115,189)
Net tax appreciation (depreciation) of investments	$211,516,822

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2013, the fund had accumulated short-term capital losses of $(310,963,076), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(90,917,737) and $(220,045,339) expire in 2016 and 2017, respectively.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$8.45	0.08	0.64	0.72	(0.08)	$9.09	8.62%	0.87%(4)	0.96%(4)	1.80%(4)	1.71%(4)	22%	$445,113
2013	$6.52	0.14	1.92	2.06	(0.13)	$8.45	31.73%	0.88%	0.97%	1.79%	1.70%	51%	$430,392
2012	$5.80	0.11	0.73	0.84	(0.12)	$6.52	14.58%	0.94%	0.98%	1.74%	1.70%	47%	$354,809
2011	$5.86	0.10	(0.04)	0.06	(0.12)	$5.80	1.01%	0.98%	0.98%	1.74%	1.74%	67%	$362,221
2010	$5.28	0.12	0.58	0.70	(0.12)	$5.86	13.42%	0.98%	0.98%	2.16%	2.16%	69%	$385,638
2009	$4.68	0.11	0.75	0.86	(0.26)	$5.28	19.86%	0.97%	0.97%	2.31%	2.31%	54%	$673,058
Class II
2014(3)	$8.46	0.07	0.65	0.72	(0.08)	$9.10	8.53%	1.02%(4)	1.11%(4)	1.65%(4)	1.56%(4)	22%	$441,821
2013	$6.53	0.12	1.92	2.04	(0.11)	$8.46	31.48%	1.03%	1.12%	1.64%	1.55%	51%	$508,757
2012	$5.80	0.10	0.74	0.84	(0.11)	$6.53	14.58%	1.09%	1.13%	1.59%	1.55%	47%	$408,104
2011	$5.86	0.09	(0.04)	0.05	(0.11)	$5.80	0.86%	1.13%	1.13%	1.59%	1.59%	67%	$383,192
2010	$5.29	0.11	0.57	0.68	(0.11)	$5.86	13.04%	1.13%	1.13%	2.01%	2.01%	69%	$409,296
2009	$4.68	0.10	0.76	0.86	(0.25)	$5.29	19.72%	1.12%	1.12%	2.16%	2.16%	54%	$480,382

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For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2014(3)	$8.45	0.08	0.64	0.72	(0.08)	$9.09	8.62%	0.87%(4)	0.96%(4)	1.80%(4)	1.71%(4)	22%	$9,748
2013	$6.52	0.14	1.92	2.06	(0.13)	$8.45	31.73%	0.88%	0.97%	1.79%	1.70%	51%	$10,588
2012	$5.80	0.11	0.73	0.84	(0.12)	$6.52	14.58%	0.94%	0.98%	1.74%	1.70%	47%	$6,156
2011	$5.86	0.10	(0.04)	0.06	(0.12)	$5.80	1.01%	0.98%	0.98%	1.74%	1.74%	67%	$6,063
2010	$5.28	0.12	0.58	0.70	(0.12)	$5.86	13.42%	0.98%	0.98%	2.16%	2.16%	69%	$7,984
2009	$4.68	0.11	0.75	0.86	(0.26)	$5.28	19.86%	0.97%	0.97%	2.31%	2.31%	54%	$6,049

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 18, 2014, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the

23

Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors' counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

24

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a one year reduction of the Fund’s annual unified management fee of 0.17% (e.g., the Class I unified fee will be reduced from 0.97% to 0.80%) beginning August 1, 2014. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

25

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82871 1408

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 21, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 21, 2014